UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

June 30, 2018

TAX-QTLY-0818
1.803304.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.3%
	Principal Amount (000s)	Value (000s)
Alabama - 2.3%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.57% 7/2/18, VRDN (a)	$7,500	$7,500
Series 2014 B, 1.57% 7/2/18, VRDN (a)	35,600	35,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 1.56% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,280	19,280
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.66% 7/6/18, VRDN (a)	9,150	9,150
Series 2009, 1.57% 7/2/18, VRDN (a)	14,450	14,450
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.58% 7/2/18, VRDN (a)	5,075	5,075
Tuscaloosa County Indl. Dev. Gulf Opportunity:
(Hunt Refining Co. Proj.) Series 2011 H, 1.54% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000	5,000
(Hunt Refining Proj.):
Series 2011 A, 1.54% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	21,300	21,299
Series 2011 E, 1.54% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,500	4,500
West Jefferson Indl. Dev. Series 2008, 1.66% 7/6/18, VRDN (a)	6,300	6,300
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.58% 7/2/18, VRDN (a)	3,525	3,525
		131,679
Alaska - 1.6%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.55% 7/6/18, VRDN (a)	28,600	28,600
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.6% 7/6/18, VRDN (a)	33,100	33,100
Series 1994 C, 1.53% 7/6/18, VRDN (a)	20,700	20,700
Series 2002, 1.55% 7/6/18, VRDN (a)	8,200	8,200
		90,600
Arizona - 0.6%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 1.59% 7/6/18, LOC Bank of America NA, VRDN (a)	2,085	2,085
Series 2008 F, 1.48% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	9,940	9,940
(Catholic Healthcare West Proj.) Series 2009 F, 1.62% 7/6/18, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,100	15,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.58% 7/6/18, VRDN (a)	1,700	1,700
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.53% 7/6/18, LOC Bank of America NA, VRDN (a)	2,825	2,825
		31,650
Colorado - 1.3%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 1.6% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	4,200	4,200
1.55% 7/6/18, VRDN (a)	10,825	10,825
Colorado Hsg. & Fin. Auth. Series 2018 B2, 1.55% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	2,900	2,900
Colorado Univ. Co. Hosp. Auth. Rev.:
Series 2017 B1, 1.55% 7/6/18, VRDN (a)	28,300	28,300
Series 2017 B2, 1.55% 7/6/18, VRDN (a)	28,960	28,960
		75,185
Connecticut - 1.8%
Connecticut Gen. Oblig. Series 2016 C, 1.6% 7/6/18 (Liquidity Facility Bank of America NA), VRDN (a)	55,955	55,955
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.55% 7/6/18, LOC Bank of America NA, VRDN (a)	34,085	34,085
Connecticut Hsg. Fin. Auth.:
Series 2018 B, 1.5% 7/6/18 (Liquidity Facility Royal Bank of Canada), VRDN (a)	5,000	5,000
1.5% 7/6/18 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,640	6,640
		101,680
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.68% 7/6/18, VRDN (a)	9,150	9,150
Series 1999 A, 1.52% 7/6/18, VRDN (a)	1,900	1,900
		11,050
District Of Columbia - 0.1%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 1.53% 7/6/18, LOC Bank of America NA, VRDN (a)	3,355	3,355
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.58% 7/6/18, LOC Freddie Mac, VRDN (a)	2,945	2,945
		6,300
Georgia - 3.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.68% 7/2/18, VRDN (a)	3,800	3,800
First Series 2009, 1.69% 7/2/18, VRDN (a)	36,125	36,125
Second Series 1995, 1.69% 7/2/18, VRDN (a)	14,300	14,300
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 1.62% 7/6/18, LOC Bank of America NA, VRDN (a)	26,845	26,845
Effingham County Indl. Dev. Auth. Poll Cont. 1.71% 7/2/18, VRDN (a)	6,370	6,370
Georgia Muni. Elec. Auth. Pwr. Rev. (Georgia Gen. Resolution Projs.) Series 1985 C, 1.48% 7/6/18, LOC TD Banknorth, NA, VRDN (a)	8,050	8,050
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.6% 7/2/18, VRDN (a)	5,600	5,600
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.69% 7/2/18, VRDN (a)	9,000	9,000
Series 2008, 1.69% 7/2/18, VRDN (a)	36,840	36,840
Paulding County Hosp. Auth. Rev. Series 2012 B, 1.52% 7/6/18, LOC Bank of America NA, VRDN (a)	29,000	29,000
		175,930
Illinois - 3.8%
Illinois Dev. Fin. Auth. Rev.:
(Lyric Opera of Chicago Proj.) 1.53% 7/6/18, LOC BMO Harris Bank NA, LOC Northern Trust Co., VRDN (a)	4,100	4,100
(Var-Sinai Cmnty. Inst Proj.) Series 1997, 1.64% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 1.59% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	23,505	23,505
Series 2008 C, 1.59% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	5,525	5,525
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 1.55% 7/6/18, LOC Barclays Bank PLC, VRDN (a)	37,290	37,290
Series 2008 B, 1.55% 7/6/18, LOC Barclays Bank PLC, VRDN (a)	47,335	47,335
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 1.52% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	6,250	6,250
(The Carle Foundation Proj.):
Series 2009 C, 1.55% 7/6/18, LOC Northern Trust Co., VRDN (a)	1,685	1,685
Series 2009 E, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	11,400	11,400
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2C, 1.55% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,175	20,175
Series 2007 A1, 1.55% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	50,300	50,300
		212,565
Indiana - 0.7%
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.58% 7/6/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	31,240	31,240
Indiana Fin. Auth. Hosp. Rev. (Indiana Univ. HealthCare Proj.) Series 2011 B, 1.48% 7/6/18, LOC TD Banknorth, NA, VRDN (a)	8,450	8,450
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.61% 7/6/18, VRDN (a)	1,200	1,200
Series I, 1.61% 7/6/18, VRDN (a)	500	500
		41,390
Iowa - 0.7%
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.58% 7/6/18 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	20,000	20,000
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.54% 7/6/18, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 1.52% 7/6/18, VRDN (a)	3,050	3,050
		36,850
Louisiana - 2.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 1.57% 7/6/18, LOC Citibank NA, VRDN (a)	13,800	13,800
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2010, 1.52% 7/6/18, VRDN (a)	18,800	18,800
(Christus Health Proj.) Series 2009 B1, 1.51% 7/6/18, LOC Bank of New York, New York, VRDN (a)	7,610	7,610
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.63% 7/6/18, VRDN (a)	3,700	3,700
Series 2010 B1, 1.61% 7/6/18, VRDN (a)	12,600	12,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.53% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.53% 7/6/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.53% 7/6/18, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
		133,010
Maine - 0.6%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2008 A, 1.52% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	35,200	35,200
Michigan - 0.1%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)(c)	1,300	1,300
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.51% 7/6/18, LOC Bank of New York, New York, VRDN (a)	4,010	4,010
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 1.58% 7/6/18, VRDN (a)	2,780	2,780
		8,090
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 1.51% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)	3,625	3,625
Mississippi - 0.3%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.58% 7/6/18, LOC Bank of America NA, VRDN (a)	15,550	15,550
Missouri - 0.4%
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.58% 7/6/18, VRDN (a)	21,335	21,335
Nebraska - 0.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 1.53% 7/6/18 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	50	50
Nevada - 1.7%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 1.61% 7/6/18, LOC Bank of America NA, VRDN (a)	15,125	15,125
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 1.53% 7/6/18, LOC MUFG Union Bank NA, VRDN (a)	4,900	4,900
Reno Cap. Impt. Rev. Series 2005 A, 1.52% 7/6/18, LOC Bank of America NA, VRDN (a)	59,400	59,400
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 B, 1.53% 7/6/18, LOC MUFG Union Bank NA, VRDN (a)	16,740	16,740
		96,165
New York - 3.0%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 1.59% 7/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	6,600	6,600
Series 2016 CC, 1.48% 7/6/18 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	14,700	14,700
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1.65% 7/2/18 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	59,455	59,455
Series 2010, 1.65% 7/2/18 (Liquidity Facility Barclays Bank PLC), VRDN (a)	23,000	23,000
New York Hsg. Fin. Agcy. Rev.:
(Clinton Park Phase II Hsg. Proj.) Series 2011 A2, 1.58% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)	12,155	12,155
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.61% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,050	23,050
Series 2010 A:
1.49% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
1.49% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,900	1,900
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, 1.54% 7/6/18, LOC Fannie Mae, VRDN (a)	4,900	4,900
New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.51% 7/6/18, LOC Fannie Mae, VRDN (a)	24,800	24,800
		172,560
North Carolina - 1.2%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.52% 7/6/18, LOC Rabobank Nederland New York Branch, VRDN (a)	14,190	14,190
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 B, 1.48% 7/6/18, LOC Wells Fargo Bank NA, VRDN (a)	2,065	2,065
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.55% 7/6/18, LOC Cr. Industriel et Commercial, VRDN (a)	52,800	52,800
		69,055
Ohio - 1.5%
Allen County Hosp. Facilities Rev. Series 2012 B, 1.48% 7/6/18, VRDN (a)	35,400	35,400
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.55% 7/6/18, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	44,055	44,055
Middletown Hosp. Facilities Rev. Series 2008 A, 1.55% 7/6/18, LOC PNC Bank NA, VRDN (a)	1,695	1,695
Ohio Gen. Oblig. 1.45% 7/6/18, VRDN (a)	2,795	2,795
		83,945
Pennsylvania - 0.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (a)	1,840	1,840
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 1.61% 7/6/18, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
(Willow Valley Retirement Cmntys. Proj.) Series 2009 C, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (a)	7,480	7,480
Luzerne County Convention Ctr. Series 2012, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (a)	11,970	11,970
Washington County Hosp. Auth. Rev.:
(Monongahela Valley Hosp. Proj.) Series 2018 C, 1.61% 7/6/18, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
(Washington Hosp. Proj.) Series 2007 B, 1.51% 7/6/18, LOC PNC Bank NA, VRDN (a)	20,285	20,285
		44,725
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 1.48% 7/6/18, LOC TD Banknorth, NA, VRDN (a)	4,800	4,800
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.59% 7/6/18, LOC Bank of America NA, VRDN (a)	1,425	1,425
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.56% 7/6/18, LOC Bank of America NA, VRDN (a)	4,720	4,720
		6,145
Texas - 1.0%
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2014 D, 1.55% 7/6/18, VRDN (a)	3,825	3,825
Series 2016 D, 1.55% 7/6/18, VRDN (a)	1,200	1,200
Series 2016 E, 1.55% 7/6/18, VRDN (a)	3,550	3,550
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.59% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Harris County Hosp. District Rev. Series 2010, 1.53% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	5,265	5,265
Houston Arpt. Sys. Rev. Series 2010, 1.54% 7/6/18, LOC Barclays Bank PLC, VRDN (a)	29,835	29,835
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.56% 7/6/18 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.56% 7/6/18 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.56% 7/6/18 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.56% 7/6/18 (Total SA Guaranteed), VRDN (a)	4,100	4,100
		55,075
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.54% 7/6/18, LOC Canadian Imperial Bank of Commerce, VRDN (a)	9,550	9,550
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 1.57% 7/6/18, VRDN (a)	7,000	7,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.61% 7/6/18, LOC Bank of America NA, VRDN (a)	470	470
		7,470
Washington - 0.2%
King County Swr. Rev. Series 2001 A, 1.4% 7/6/18, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,000	5,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Kitts Corner Apt. Proj.) Series 2014, 1.53% 7/6/18, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	5,350	5,350
(Willow Tree Grove Apts. Proj.) Series 2011, 1.51% 7/6/18, LOC Freddie Mac, VRDN (a)	5	5
		10,355
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 1.53% 7/6/18, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 1.55% 7/6/18, LOC JPMorgan Chase Bank, VRDN (a)	8,590	8,590
Wyoming - 0.1%
Converse County Poll. Cont. Rev.:
(PacifiCorp Proj.) Series 1994, 1.56% 7/6/18, VRDN (a)	1,400	1,400
(Pacificorp Projs.) Series 1992, 1.6% 7/6/18, VRDN (a)	1,000	1,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.56% 7/6/18, VRDN (a)	600	600
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.6% 7/6/18, VRDN (a)	2,200	2,200
Series 1992 B, 1.6% 7/6/18, VRDN (a)	3,300	3,300
		8,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,713,074)		1,713,074

Tender Option Bond - 32.8%
Alabama - 0.1%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,975	6,975
Arizona - 1.3%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000	3,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	29,500	29,500
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,120	1,120
Participating VRDN Series Floaters XL 00 71, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,720	2,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	5,590	5,590
Participating VRDN:
Series 16 XM 02 45, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000	10,000
Series Floaters XF 21 92, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,600	2,600
		70,730
California - 1.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,600	1,600
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	8,400	8,400
Series Floaters XF 10 38, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	20,785	20,785
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	19,375	19,375
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 15 XF 0234, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,965	7,965
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.67% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)(f)	1,790	1,790
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	4,980	4,980
		66,295
Colorado - 1.5%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,200	5,200
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	745	745
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	21,310	21,310
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	900	900
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.66%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,200	2,200
Participating VRDN Series Floaters XM 03 85, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,850	1,850
Participating VRDN:
Series RBC E 55, SIFMA Municipal Swap Index + 0.030% 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	32,950	32,950
Series XM 03 05, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,550	7,550
		86,655
Connecticut - 1.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,560	3,560
Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	5,800	5,800
Series Floaters 016, SIFMA Municipal Swap Index + 0.040% 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	45,250	45,250
Series Floaters G3, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,800	2,800
Series Floaters XL 00 66, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,175	3,175
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.57% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
		62,985
District Of Columbia - 0.9%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,720	2,720
Series Solar 0035, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	525	525
Participating VRDN:
Series Floaters E 108, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,995	8,995
Series Floaters E 109, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,550	5,550
Series Floaters YX 10 39, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,755	7,755
Series Floaters XM 04 37, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,700	18,700
Series XF 23 41, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,385	1,385
		53,485
Florida - 1.9%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,900	4,900
Central Fla Expwy Auth. Rev.:
Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	16,995	16,995
Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	16,100	16,100
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.66%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	800	800
Series Solar 0054, 1.66%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,695	3,695
Florida Gen. Oblig. Bonds:
Series Solar 042, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,990	1,990
Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,100	1,100
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.66%, tender 8/9/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	4,780	4,780
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2015 XM0027, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,000	5,000
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,400	1,400
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, SIFMA Municipal Swap Index + 0.170% 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	12,935	12,935
Series XM 04 70, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,530	10,530
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,670	1,670
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Series Floaters XF 25 52, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	9,800	9,800
		107,155
Georgia - 0.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.57% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	900	900
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN:
Series Floaters XM 04 35, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,000	4,000
Series Floaters ZM 01 52, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,470	7,470
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 1.55% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,900	7,900
		33,970
Hawaii - 0.3%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/19/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	995	995
Participating VRDN Series Floaters XM 04 29, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,550	6,550
		14,210
Illinois - 3.3%
Chicago Board of Ed. Participating VRDN:
Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	20,500	20,500
Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	13,600	13,600
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,635	9,635
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.66% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.57% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,600	1,600
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XM0050, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Series 15 XM0114, 1.54% 7/1/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,440	3,440
Series 17 XM 0492, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
Series Floaters XF 25 00, 1.57% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,400	1,400
Series Floaters XF 25 35, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,200	3,200
Series Floaters XG 01 22, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,335	7,335
Series Floaters XM 05 19, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series MS 3332, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	400	400
Series Putters 0022, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,795	3,795
Series XF 23 38, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,975	2,975
Series ZF 04 78, 1.54% 7/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,700	10,700
Illinois Gen. Oblig. Participating VRDN:
Series Floaters E97, 1.56% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	8,600	8,600
Series Floaters XL 00 54, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,400	10,400
Series Floaters XX 10 81, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,300	5,300
Series Floaters YX 10 72, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,510	9,510
Series Floaters YX 10 86, 1.57% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,500	2,500
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.59% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 15 XF2202, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,150	1,150
Series 15 XM 0078, 1.56% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,180	5,180
Series Floaters E100, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	23,625	23,625
Series Floaters XL 00 41, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	11,940	11,940
Series XF 23 98, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	5,560	5,560
Series ZF 24 03, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	6,665	6,665
Series ZF 24 04, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,165	3,165
		189,025
Indiana - 1.2%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	3,500	3,500
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, SIFMA Municipal Swap Index + 0.170% 1.54%, tender 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	61,780	61,780
		65,280
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	18,500	18,500
Kansas - 0.1%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	4,035	4,035
Series XF 10 51, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,890	1,890
		5,925
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.57% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,900	1,900
		13,300
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.56% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	10,100	10,100
Series Floaters XF 24 91, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,400	3,400
Series Floaters XG 01 50, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,560	3,560
		19,260
Maryland - 0.4%
Baltimore County Gen. Oblig.:
Bonds Series Solar 17 22, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	11,900	11,900
Participating VRDN Series Floaters XF 06 42, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	6,160	6,160
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,750	3,750
		23,810
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 1.56%, tender 7/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	6,200	6,200
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.69%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,175	1,175
		7,375
Michigan - 1.3%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	16,645	16,645
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,240	3,240
Series Floaters XM 03 92, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	600	600
Series Floaters XM 04 65, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.56% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,500	4,500
Series 16 XM0223, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series Floaters XF 05 95, 1.56% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,700	1,700
Series Floaters XF 05 96, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,775	3,775
Series Floaters XG 01 58, 1.56% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,900	1,900
Series XX 1043, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,510	3,510
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	3,700	3,700
Michigan St Hsg. Dev. Auth. Singl Participating VRDN Series Floaters 017, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	9,850	9,850
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	11,230	11,230
Univ. of Michigan Rev. Participating VRDN:
Series Floaters XF 25 48, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Series Floaters ZF 05 90, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,365	2,365
		75,350
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series ROC II R 14027, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,480	3,480
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,575	5,575
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.56% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,500	1,500
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series Floaters 17 010, 1.56% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,690	4,690
Series Floaters XM 05 75, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,800	3,800
		15,565
Montana - 0.2%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	12,300	12,300
Nebraska - 0.4%
Douglas County School District #1 Bonds:
Series Solar 00 27, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	16,850	16,850
Series Solar 0059, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,640	1,640
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,600	2,600
Series Floaters XX 10 04, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,800	1,800
		22,890
Nevada - 0.8%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.66%, tender 7/5/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Series Solar 17 25, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 9/20/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	995	995
Participating VRDN:
Series Floaters XF 25 80, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,825	10,825
Series Floaters ZM 06 33, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,200	2,200
Series Floaters ZM 06 39, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,845	1,845
Series XM 06 38, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,200	7,200
Clark County Wtr. Reclamation District Participating VRDN:
Series 16 ZF0446, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,965	11,965
Series ZF 04 79, 1.54% 7/1/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,600	4,600
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,185	2,185
		43,115
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,412	4,412
New Jersey - 0.8%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters E102, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	40,495	40,495
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,400	2,400
		44,395
New York - 2.1%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,675	4,675
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters XF 05 88, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,100	8,100
Series Floaters XM 04 45, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,000	3,000
Series Putters 15 XM0002, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,520	9,520
Series XX 1046, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,775	7,775
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	7,400	7,400
Series ROC II R 14022, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	5,650	5,650
Series Floaters XF 05 25, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,320	15,320
Series ROC II R 14005, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
Series Floaters XM 03 67, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,000	9,000
Series XF 22 68, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.53% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Port Auth. of New York & New Jersey Participating VRDN Series 16 XG 0004, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,300	1,300
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series Floaters XF 06 36, 1.53% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,300	2,300
Series XM 04 76, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,195	2,195
		117,030
North Carolina - 1.2%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,455	1,455
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters ZF 24 90, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,550	3,550
Series Floaters ZM 05 34, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 16 XF 0290, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,255	1,255
Series EGL 14 0050, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Series EGL 14 0051, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	9,500	9,500
Series EGL 14 0052, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,850	2,850
Series Floaters XL 00 55, 1.53% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	20,020	20,020
Series MS 15 ZM0105, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,335	3,335
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN Series Floaters ZM 05 63, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,200	4,200
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	7,625	7,625
		68,340
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 0.002% x SIFMA Municipal Swap Index 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,000	3,000
Ohio - 1.0%
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,500	3,500
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,200	1,200
Lakewood City School District Bonds Series Solar 0067, 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,915	1,915
Lucas County Gen. Oblig. Bonds Series 2016 26, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	6,495	6,495
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	1,880	1,880
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	2,000	2,000
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,975	14,975
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series Floaters E 104, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	23,600	23,600
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,900	1,900
		57,465
Oklahoma - 0.1%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.57% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,365	3,365
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/23/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
		3,960
Oregon - 0.1%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	885	885
		5,685
Pennsylvania - 2.2%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.61% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	11,600	11,600
Participating VRDN Series Floaters E 111, 1.58% 7/2/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	10,500	10,500
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	4,200	4,200
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Series Floaters XM 06 13, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,525	1,525
Series Floaters YX 10 49, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,275	4,275
Series Floaters, XM 05 04, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,670	1,670
Series Putters 0047, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.56% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series 16 ZF0424, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Series Floaters XG 01 80, 1.51% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	2,500	2,500
Series Floaters YX 10 89, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,085	5,085
Series Floaters ZM 06 50, 1.51% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	2,300	2,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds:
Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)(f)	2,595	2,595
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters E 101, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	30,500	30,500
Series XX 10 44, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,665	3,665
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,000	1,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, SIFMA Municipal Swap Index + 0.200% 1.54%, tender 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	28,970	28,970
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,695	2,695
		122,380
South Carolina - 0.3%
Berkeley County School District Bonds Series Solar 17 0030, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/16/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	600	600
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,000	1,000
Lancaster County School District Bonds Series Solar 17 21, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 9/6/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.66%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,100	1,100
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,750	6,750
Series Floaters XG 01 49, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,800	4,800
		18,845
Tennessee - 0.3%
Greeneville Health & Edl. Facilities Board Participating VRDN Series Floaters XF 25 76, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	8,840	8,840
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,100	1,100
Series Floaters XL 00 62, 1.57% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.61% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series Floaters XM 04 46, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
		15,040
Texas - 3.5%
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,250	4,250
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2017 XM 0496, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,335	3,335
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	900	900
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.54% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,750	3,750
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC) (a)(d)(f)	6,600	6,600
Harris County Gen. Oblig. Bonds Series Clipper 09 73, SIFMA Municipal Swap Index + 0.040% 1.56%, tender 7/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,485	10,485
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	780	780
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,200	5,200
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	2,405	2,405
Katy Independent School District Participating VRDN Series Floaters XG 01 63, 1.55% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	1,600	1,600
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,900	7,900
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,391	2,391
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
New Hope Cultural Ed. Facilities Finc Participating VRDN Series Floaters XF 05 99, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,900	1,900
Princeton Independent School District Participating VRDN Series Floaters G14, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,000	5,000
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.54% 7/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	7,465	7,465
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.56% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series 16 ZF 0282, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	7,760	7,760
Series XY1001, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,100	2,100
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.56% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.54% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	5,730	5,730
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,915	11,915
Series 16 ZF0248, 1.55% 7/6/18 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,640	2,640
Series Floaters XM 04 04, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,500	7,500
Series MS 3390, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 25 57, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	6,320	6,320
Series Floaters ZM 05 87, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,875	1,875
Series XF 06 25, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,700	2,700
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.54% 7/6/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,700	2,700
		199,931
Utah - 0.2%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.56% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,100	4,100
Utah County Hosp. Rev. Participating VRDN Series Floaters XG 01 71, 1.57% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,050	3,050
		12,680
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	655	655
Virginia - 1.0%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series MS 3309, 1.54% 7/6/18 (Liquidity Facility Cr. Suisse AG) (a)(d)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	6,660	6,660
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.66%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 7/12/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,315	1,315
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN:
Series Floaters XG 01 83, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,230	3,230
Series Floaters XL 00 69, 1.53% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,300	2,300
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	17,690	17,690
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Participating VRDN:
Series 15 ZF0173, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Floaters XF 06 26, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,125	3,125
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	3,400	3,400
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 1.66%, tender 8/2/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	495	495
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,015	1,015
		57,625
Washington - 1.5%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	8,655	8,655
King County Gen. Oblig. Participating VRDN Series Floaters XM 04 41, 1.55% 7/6/18 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,500	1,500
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.55% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Putters 15 XM0012, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,105	8,105
Series ROC II R 11962, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,200	2,200
Pierce County School District #10 Tacoma Participating VRDN Series Floaters XM 05 24, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,166	1,166
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.66%, tender 9/27/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,700	1,700
Series Solar 17 19, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 8/30/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	595	595
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	600	600
Participating VRDN Series Floaters XF 06 64, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,165	2,165
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 7/26/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	1,185	1,185
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)(f)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.54% 7/6/18 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,250	1,250
Series 16 XM0219, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335	4,335
Series Floaters XF 06 11, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,800	3,800
Series Floaters XF 25 39, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
Series MS 33 864X, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,700	1,700
Series ROC II R 14074, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Series XF 0294, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,000	6,000
1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,605	10,605
Series 15 XF0148, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	7,485	7,485
Series 2015 XF0150, 1.54% 7/6/18 (Liquidity Facility Bank of America NA) (a)(d)	4,355	4,355
Series Floaters XF 25 27, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	2,875	2,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,530	2,530
		84,356
Wisconsin - 0.3%
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, SIFMA Municipal Swap Index + 0.150% 1.66%, tender 9/13/18 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.69% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	1,455	1,455
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.69% 7/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)(e)(f)	800	800
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.54% 7/6/18 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,510	4,510
Series Floaters XF 24 18, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
Series Floaters XF 25 41, 1.54% 7/6/18 (Liquidity Facility Citibank NA) (a)(d)	1,700	1,700
Series Floaters XG 00 72, 1.61% 7/6/18 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	700	700
Series XM 04 79, 1.54% 7/6/18 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,500	4,500
		19,365
TOTAL TENDER OPTION BOND
(Cost $1,856,134)		1,856,134

Other Municipal Security - 29.8%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2018:
1.22% 7/2/18, CP	9,700	9,700
1.32% 7/6/18, CP	5,300	5,300
1.44% 8/1/18, CP	5,100	5,100
1.56% 8/2/18, CP	2,100	2,100
		22,200
Alaska - 0.3%
Anchorage Gen. Oblig. TAN Series 2018, 4% 9/17/18	18,275	18,370
Arizona - 0.4%
Maricopa County Ctfs. of Prtn. Bonds Series 2015, 5% 7/1/18	4,070	4,070
Phoenix Civic Impt. Board Arpt. Rev. Bonds Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	7,900	7,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.24% 7/5/18, CP	7,300	7,300
1.64% 8/7/18, CP	2,200	2,200
		21,470
California - 0.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,790	5,790
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,465	2,465
Los Angeles Cmnty. College District Bonds Series 2017 J, 2% 8/1/18	3,900	3,902
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.41% 7/19/18 (Liquidity Facility Royal Bank of Canada), CP	11,000	11,000
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 1.33% 7/26/18, LOC Sumitomo Mitsui Banking Corp., CP	6,700	6,700
		29,857
Colorado - 0.1%
Colorado Springs Utils. Rev. Series A, 1.25% 7/11/18, LOC Bank of America NA, CP	2,900	2,900
Connecticut - 1.6%
Bethel Gen. Oblig. BAN Series 2018, 2.5% 11/15/18	5,400	5,419
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19 (c)	3,000	3,012
Bristol Gen. Oblig. BAN Series 2018, 2.25% 10/25/18	1,700	1,703
Brookfield Gen. Oblig. BAN Series A, 2.25% 11/15/18	2,100	2,108
Colchester Gen. Oblig. BAN Series 2018, 2.5% 10/17/18	3,000	3,009
Connecticut Gen. Oblig.:
BAN Series 2017 A, 5% 9/14/18	54,700	55,090
Bonds:
Series 2017 B, 5% 4/15/19	725	741
Series 2018 A, 5% 4/15/19	1,700	1,741
Series 2018 B, 5% 4/15/19	6,600	6,759
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (William W. Backus Hosp. Proj.) Series F, 5.125% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,525	2,525
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2015 A, 5% 8/1/18	500	501
Series 2018 A, 4% 1/1/19	1,100	1,113
East Haddam Gen. Oblig. BAN Series 2018, 2.25% 9/6/18	3,100	3,104
Watertown Gen. Oblig. BAN Series 2018, 2.5% 10/25/18	2,200	2,207
Windham Gen. Oblig. BAN Series 2018, 2.75% 10/12/18	2,400	2,407
Wolcott Gen. Oblig. BAN Series 2018, 2.5% 11/8/18	600	602
		92,041
District Of Columbia - 0.3%
District of Columbia Rev. Bonds Series 2000, 1.66% tender 8/6/18, LOC JPMorgan Chase Bank, CP mode	2,800	2,800
Washington Convention & Sports Auth. Bonds Series 2018 A, 3% 10/1/18	14,020	14,076
		16,876
Florida - 1.0%
Florida Local Govt. Fin. Cmnty. Series 11A1:
1.28% 8/3/18, LOC JPMorgan Chase Bank, CP	21,000	21,000
1.67% 7/5/18, LOC JPMorgan Chase Bank, CP	4,100	4,100
Jacksonville Gen. Oblig. Series A, 1.68% 7/5/18, LOC Bank of America NA, CP	4,300	4,300
Miami-Dade County Wtr.& Swr. Rev.:
Series A1:
1.37% 9/5/18, LOC Barclays Bank PLC, CP	4,400	4,400
1.62% 7/12/18, LOC Barclays Bank PLC, CP	3,600	3,600
Series B1, 1.62% 7/11/18, LOC Sumitomo Mitsui Banking Corp., CP	4,300	4,300
Palm Beach Series 2018, 1.8% 8/2/18, LOC Citibank NA, CP	5,700	5,700
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 1.81%, tender 1/25/19 (a)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.76%, tender 1/25/19 (a)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 1.81%, tender 1/25/19 (a)(e)	5,300	5,300
		57,500
Georgia - 2.5%
Atlanta Arpt. Rev.:
Series D1:
1.56% 8/7/18, LOC Bank of America NA, CP	12,300	12,300
1.66% 8/7/18, LOC Bank of America NA, CP	800	800
Series D3, 1.56% 8/7/18, LOC Bank of America NA, CP	1,900	1,900
Series E1:
1.56% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,300	6,300
1.6% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,300	6,300
1.65% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	800	800
Series E3:
1.56% 8/7/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,743	1,743
1.6% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
1.65% 7/18/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	288	288
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 1.25% 7/18/18, LOC PNC Bank NA, CP	25,100	25,100
Cobb County Gen. Obligations TAN Series 2018, 2.25% 11/30/18	37,000	37,099
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds Series 85A, 1.37% tender 9/5/18, LOC Barclays Bank PLC, CP mode	6,750	6,750
Series B, 1.27% 8/1/18, LOC PNC Bank NA, CP	13,477	13,477
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	15,985	15,985
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.61%, tender 8/1/18 (Liquidity Facility Royal Bank of Canada) (a)(e)	11,130	11,130
		140,972
Hawaii - 0.3%
Honolulu City & County Gen. Oblig.:
Bonds Series 2009 B, 5.25% 7/1/18	2,195	2,195
Series B1, 1.64% 8/2/18, LOC Sumitomo Mitsui Banking Corp., CP	14,400	14,400
		16,595
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 8/1/18 (a)	3,400	3,400
Idaho Health Facilities Auth. Rev. Bonds (Trinity Health Group Proj.) 2008 B, 6.25% 12/1/18 (Pre-Refunded to 12/1/18 @ 100)	1,535	1,566
		4,966
Illinois - 1.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Series 16B2, 1.49% 9/13/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,300	1,300
Series 16C2, 1.5% 9/13/18, LOC Barclays Bank PLC, CP	2,643	2,643
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.33% 8/2/18, LOC PNC Bank NA, CP	8,500	8,500
Series LOY:
1.28% 7/6/18, LOC PNC Bank NA, CP	6,600	6,600
1.32% 7/6/18, LOC PNC Bank NA, CP	4,400	4,400
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 1.81%, tender 1/25/19 (a)(e)	600	600
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	3,200	3,215
Series 12H:
1.3% tender 7/24/18, CP mode	1,800	1,800
1.68% tender 7/6/18, CP mode	6,200	6,200
Series 12I:
1.36% tender 9/4/18, CP mode	7,300	7,300
1.46% tender 8/13/18, CP mode	4,300	4,300
1.46% tender 9/4/18, CP mode	7,200	7,200
1.49% tender 10/1/18, CP mode	7,200	7,200
Series 2012 H, 1.4% tender 8/6/18, CP mode	8,085	8,085
		69,343
Indiana - 1.3%
Indiana Fin. Auth. Health Sys. Rev. Bonds (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5.375% 11/1/18 (Pre-Refunded to 11/1/18 @ 100)	7,815	7,905
Indiana Fin. Auth. Rev. Bonds Series D2, 1.66% tender 8/6/18, CP mode	48,400	48,400
Indiana Univ. Student Fee Revs. Series 2018, 1.48% 8/20/18, CP	1,300	1,300
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.24% 7/9/18, LOC JPMorgan Chase Bank, CP	14,600	14,600
		72,205
Kansas - 0.3%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	16,400	16,400
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1.7% tender 7/17/18, CP mode	3,500	3,500
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Bonds Series 2009, 5.375% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	2,400	2,411
		5,911
Maryland - 0.5%
Baltimore Proj. Rev. Bonds (Wastewtr. Projs.) Series 2008 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	1,300	1,300
Maryland Gen. Oblig. Bonds:
Series 2008 2, 5% 7/15/18 (Pre-Refunded to 7/15/18 @ 100)	5,500	5,507
Series 2014 C, 5% 8/1/18	1,200	1,203
Montgomery County Gen. Oblig. Bonds:
Series 2011 A, 5% 7/1/18	8,900	8,900
Series 2013 MD, 1.4%, tender 9/4/18 (a)	10,000	10,000
		26,910
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 1.98% 2/1/19 (a)(e)	5,900	5,902
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 1.6% tender 8/10/18, CP mode	4,500	4,500
Series 92, 1.5% tender 7/9/18, CP mode	2,600	2,600
		13,002
Michigan - 0.9%
Michigan Bldg. Auth. Rev.:
Bonds 6% 10/15/18 (Pre-Refunded to 10/15/18 @ 100)	2,625	2,659
Series 7, 1.65% 9/13/18, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	12,300	12,300
Univ. of Michigan Rev.:
Bonds:
Series 09B:
1.2% tender 7/2/18, CP mode	7,000	7,000
1.55% tender 8/6/18, CP mode	3,800	3,800
Series 2009 B, 1.38% tender 7/2/18, CP mode	2,150	2,150
Series B, 1.63% tender 8/6/18, CP mode	4,600	4,600
Series K1:
1.27% 8/2/18, CP	3,000	3,000
1.59% 7/2/18, CP	1,500	1,500
1.62% 7/9/18, CP	2,300	2,300
Series K2:
1.29% 2/26/19, CP	7,000	7,000
1.66% 1/28/19, CP	2,120	2,120
		48,429
Minnesota - 0.5%
Minneapolis Health Care Sys. Rev. Bonds (Fairview Hsp & Hltcare Srv Sys.) Series 2008 A, 6.75% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	1,000	1,020
Univ. of Minnesota Gen. Oblig.:
Series 07C:
1.25% 7/2/18, CP	1,000	1,000
1.25% 7/5/18, CP	2,000	2,000
Series 17 F, 1.42% 8/2/18, CP	1,500	1,500
Series 17F:
1.2% 7/6/18, CP	3,500	3,500
1.64% 7/2/18, CP	3,000	3,000
Series B, 1.64% 7/2/18, CP	2,500	2,500
Series D, 1.38% 7/2/18, CP	3,400	3,400
Series G, 1.6% 8/21/18, CP	4,600	4,600
Univ. of Minnesota Rev. Series A:
1.64% 7/2/18, CP	2,700	2,700
1.65% 8/13/18, CP	4,200	4,200
		29,420
Missouri - 0.3%
Curators of the Univ. of Missouri Series A:
1.57% 8/6/18, CP	1,340	1,340
1.6% 7/2/18, CP	7,635	7,635
1.63% 8/3/18, CP	6,300	6,300
		15,275
Montana - 0.2%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	4,460	4,460
Series 2017:
1.65%, tender 3/1/19 (a)	1,925	1,925
1.65%, tender 3/1/19 (a)	2,680	2,680
		9,065
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev. Series A:
1.3% 7/16/18, CP	4,200	4,200
1.32% 7/6/18, CP	1,900	1,900
1.35% 9/5/18, CP	4,100	4,100
1.37% 8/2/18, CP	2,900	2,900
1.38% 7/2/18, CP	3,500	3,500
1.45% 8/7/18, CP	4,500	4,500
1.64% 7/5/18, CP	3,600	3,600
1.68% 8/3/18, CP	3,700	3,700
1.69% 8/6/18, CP	3,400	3,400
1.69% 8/6/18, CP	850	850
		32,650
Nevada - 0.0%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.54% 7/5/18, LOC Wells Fargo Bank NA, CP	2,700	2,700
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 1.65% tender 8/9/18, CP mode	7,200	7,200
New Jersey - 0.7%
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,200	1,211
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2017 C, 2.5% 12/12/18	1,400	1,406
Series 2018 B, 3% 4/22/19	11,700	11,809
Camden County BAN Series 2017 A, 3% 10/25/18	3,700	3,720
Hudson County Gen. Oblig. BAN Series 2017, 3% 12/12/18	13,000	13,086
Ocean City Gen. Oblig. BAN Series 2017 A, 2.5% 11/28/18	2,500	2,512
Passaic County Gen. Oblig. BAN Series A, 2.5% 12/6/18	7,800	7,837
		41,581
New York - 0.3%
New York City Trust For Cultural Bonds (American Museum Natural History) Series 2014 B1, SIFMA Municipal Swap Index + 0.040% 1.55%, tender 10/9/18 (a)(e)	7,325	7,325
New York Pwr. Auth. Series 2, 1.67% 7/6/18, CP	9,942	9,942
Westchester County Gen. Oblig. BAN Series A, 3% 12/14/18	1,300	1,309
		18,576
North Carolina - 0.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	30,110	30,608
Ohio - 0.6%
Butler County Gen. Oblig. BAN:
Series 2017, 2.5% 7/26/18	6,380	6,384
Series 2018, 3% 1/24/19	1,500	1,512
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 8/1/18 (a)	3,000	3,000
Lucas County Gen. Oblig. BAN Series 2017, 2% 7/11/18	1,200	1,200
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	2,250	2,273
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5:
1.56% tender 9/5/18, CP mode	1,300	1,300
1.68% tender 7/5/18, CP mode	3,100	3,100
1.75% tender 7/12/18, CP mode	5,150	5,150
Series B6:
1.56% tender 9/5/18, CP mode	3,615	3,615
1.68% tender 7/5/18, CP mode	6,600	6,600
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,500	1,514
		35,648
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 1.64% 8/3/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 1.86%, tender 1/25/19 (a)(e)	1,705	1,705
		3,705
Oregon - 0.1%
Oregon Gen. Oblig. TAN Series 2017 A, 5% 9/28/18	5,800	5,848
Pennsylvania - 0.0%
Northampton County Gen. Purp. Auth. Hosp. Rev. Bonds (St Lukes Hosp. & Health Ntw Proj.) Series 2008 A, 5.5% 8/15/18 (Pre-Refunded to 8/15/18 @ 100)	600	603
Pennsylvania Gen. Oblig. Bonds:
Series 2009, 5% 7/1/18	600	600
Series 2012, 5% 7/1/18	780	780
		1,983
South Carolina - 0.4%
Charleston County School District BAN Series 2018 A, 2.5% 11/6/18	17,700	17,751
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2008 A, 5.5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	4,330	4,412
		22,163
Tennessee - 1.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.2% 7/10/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	25,000	25,000
1.33% 7/10/18, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	7,500	7,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig.:
Series B1:
1.25% 7/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,900	5,900
1.28% 7/6/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,500	7,500
1.48% 7/9/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,400	7,400
Series B2, 1.24% 7/9/18 (Liquidity Facility MUFG Union Bank NA), CP	8,900	8,900
		62,200
Texas - 10.0%
Austin Elec. Util. Sys. Rev. Series A:
1.2% 7/3/18 (Liquidity Facility JPMorgan Chase Bank), CP	14,970	14,970
1.28% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	33,300	33,300
1.58% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,725	1,725
Fort Bend Independent School District Series 2018:
1.42% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
1.81% 9/21/18 (Liquidity Facility JPMorgan Chase Bank), CP	1,400	1,400
Garland Util. Sys. Rev. Series 2018, 1.58% 9/4/18, LOC Bank of America NA, CP	1,600	1,600
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Bonds Series 2008 D, 5.625% 11/15/18 (Pre-Refunded to 11/15/18 @ 100)	15,000	15,228
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.71%, tender 1/25/19 (a)(e)	2,900	2,900
Series 16B2, 1.35% tender 9/6/18, CP mode	14,600	14,600
Series 16B3, 1.65% tender 7/5/18, CP mode	10,200	10,200
Series B1, 1.64% tender 8/2/18, CP mode	13,500	13,500
Harris County Gen. Oblig.:
Series A1, 1.33% 7/5/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,000	2,000
Series D, 1.59% 7/5/18 (Liquidity Facility JPMorgan Chase Bank), CP	5,800	5,800
Series E1:
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	4,100	4,100
1.6% 8/9/18, LOC Landesbank Hessen-Thuringen, CP	1,900	1,900
Series E2, 1.6% 8/9/18, LOC Barclays Bank PLC, CP	2,750	2,750
Harris County Metropolitan Trans. Auth.:
Series A1:
1.65% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,100	8,100
1.71% 9/12/18 (Liquidity Facility JPMorgan Chase Bank), CP	8,900	8,900
1.73% 8/2/18 (Liquidity Facility JPMorgan Chase Bank), CP	7,250	7,250
Series A3:
1.7% 9/13/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,900	4,900
1.71% 9/12/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	3,800	3,800
Houston Gen. Oblig. Series E1, 1.4% 7/13/18, LOC Citibank NA, CP	1,900	1,900
Lower Colorado River Auth. Rev.:
Series 2018:
1.2% 7/2/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,200	2,200
1.58% 10/4/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
1.73% 7/16/18, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	15,900	15,900
Series B:
1.46% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	8,978	8,978
1.6% 8/6/18, LOC State Street Bank & Trust Co., Boston, CP	2,000	2,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 1.81%, tender 1/25/19 (a)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 1.81%, tender 1/25/19 (a)(e)	2,400	2,400
Texas A&M Univ. Rev.:
Series 93B, 1.65% 7/5/18, CP	6,000	6,000
Series B:
1.59% 10/3/18, CP	18,400	18,400
1.7% 8/3/18, CP	10,600	10,600
Texas Gen. Oblig. TRAN Series 2017, 4% 8/30/18	243,130	244,117
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.25% 7/16/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,600	6,600
1.3% 8/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
1.32% 8/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
1.49% 8/14/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,419	3,419
1.52% 8/1/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
1.52% 9/6/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,900	1,900
1.55% 7/20/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,100	6,100
1.55% 9/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,300	5,300
1.58% 10/3/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,300	2,300
1.6% 7/2/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,200	6,200
1.6% 11/5/18 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,300	7,300
Univ. of Texas Permanent Univ. Fund Rev. Series A:
1.41% 8/2/18, CP	5,800	5,800
1.41% 8/6/18, CP	5,800	5,800
1.6% 7/3/18, CP	6,200	6,200
Upper Trinity Reg'l. Wtr. District Series 2018:
1.35% 7/6/18, LOC Bank of America NA, CP	2,200	2,200
1.4% 8/6/18, LOC Bank of America NA, CP	2,900	2,900
1.54% 8/6/18, LOC Bank of America NA, CP	1,000	1,000
		567,937
Virginia - 0.2%
Norfolk Econ. Dev. Auth. Rev. Series 2018, 1.28% 8/2/18, CP	4,300	4,300
Virginia Pub. School Auth. Bonds:
(Virginia Gen. Oblig.) Series 2012 A, 5% 8/1/18	3,300	3,310
Series 2009 C, 5% 8/1/18	2,700	2,708
		10,318
Washington - 1.1%
Energy Northwest Elec. Rev. Bonds:
(Proj. 3) Series 2016 A, 5% 7/1/18 (Escrowed to Maturity)	1,225	1,225
Series 2011 A, 5% 7/1/18 (Escrowed to Maturity)	3,000	3,000
Series 2012 A, 5% 7/1/18	3,400	3,400
Series 2014-A, 5% 7/1/18 (Escrowed to Maturity)	28,645	28,645
Univ. of Washington Univ. Revs. Series A:
1.23% 7/16/18, CP	7,400	7,400
1.6% 10/2/18, CP	7,200	7,200
Washington Gen. Oblig. Bonds:
Series 2009 A, 5% 7/1/18 (Pre-Refunded to 7/1/18 @ 100)	2,500	2,500
Series 2011 B, 5% 7/1/18	3,000	3,000
Series 2013 B, 5% 7/1/18	4,900	4,900
		61,270
Wisconsin - 1.0%
Wisconsin Gen. Oblig.:
Series 06A:
1.33% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	3,911	3,911
1.35% 7/6/18 (Liquidity Facility BMO Harris Bank NA), CP	2,400	2,400
Series 13A, 1.35% 9/6/18 (Liquidity Facility BMO Harris Bank NA), CP	12,100	12,100
Series 16 A, 1.42% 8/2/18 (Liquidity Facility BMO Harris Bank NA), CP	5,000	5,000
Series 16A, 1.35% 9/6/18 (Liquidity Facility BMO Harris Bank NA), CP	12,200	12,200
Wisconsin Trans. Rev. Series 13A, 1.33% 9/7/18 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	18,340	18,340
		53,951
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,688,045)		1,688,045
	Shares (000s)	Value (000s)

Investment Company - 6.7%
Fidelity Tax-Free Cash Central Fund, 1.01% (g)(h)
(Cost $377,577)	377,546	377,577
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,634,830)		5,634,830
NET OTHER ASSETS (LIABILITIES) - 0.4%		21,843
NET ASSETS - 100%		$5,656,673

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,079,000 or 0.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $130,920,000 or 2.3% of net assets.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 9/4/18 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18	$4,200
Central Fla Expwy Auth. Rev. Bonds Series Floaters E 62, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 7/2/18 (Liquidity Facility Royal Bank of Canada)	8/1/16 - 2/14/18	$16,995
Central Fla Expwy Auth. Rev. Participating VRDN Series Floaters 004, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 2/27/18	$16,100
Chicago Board of Ed. Participating VRDN Series Floaters 003, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	2/1/18 - 4/20/18	$20,500
Chicago Board of Ed. Participating VRDN Series Floaters 006, 1.76% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/1/18 - 6/14/18	$13,600
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 2/26/18	$5,800
Dignity Health Participating VRDN Series 17 04, SIFMA Municipal Swap Index + 0.160% 1.67% 8/10/18 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,790
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	5/31/18	$6,600
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.180% 1.69%, tender 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$1,175
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,880
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$12,300
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.69% 8/10/18 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 6/14/18	$2,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.68%, tender 10/1/18 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 2/14/18	$2,595
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.79%, tender 7/26/18 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.180% 1.69% 9/6/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$1,455
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.180% 1.69% 7/1/18 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$800

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$1,395
Total	$1,395

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

June 30, 2018

GVP-QTLY-0818
1.803298.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 12.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Notes
7/15/18	2.00%	$69,712	$69,825
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bills
7/5/18 to 12/27/18	1.57 to 2.11	9,052,440	9,001,780
U.S. Treasury Notes
7/31/18 to 1/31/20	1.80 to 2.06 (b)	3,554,000	3,552,388
			12,554,168
TOTAL U.S. TREASURY DEBT
(Cost $12,623,993)			12,623,993

U.S. Government Agency Debt - 45.3%
Federal Agencies - 45.3%
Fannie Mae
9/5/18 to 12/14/18	1.92 to 2.10	880,783	877,411
Federal Farm Credit Bank
7/9/18 to 6/26/19	1.86 to 2.20 (b)(c)	4,504,000	4,504,034
Federal Home Loan Bank
7/2/18 to 1/2/20	1.82 to 2.20 (b)	37,961,785	37,938,445
Freddie Mac
8/21/18 to 8/8/19	1.88 to 2.03 (b)	4,501,644	4,496,687
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $47,816,577)			47,816,577

U.S. Government Agency Repurchase Agreement - 18.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.1% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$1,893,341	$1,893,010
2.12% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	5,534,375	5,533,397
With:
Barclays Bank PLC at:
1.95%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $504,016,468, 3.50% - 4.11%, 12/1/20 - 5/20/48)	494,161	494,000
2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $188,733,180, 3.00% - 6.00%, 7/1/21 - 1/1/48)	185,033	185,000
BNP Paribas, SA at:
1.94%, dated 5/25/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $228,181,909, 0.00% - 7.50%, 2/1/19 - 12/20/47)	224,130	223,000
1.95%, dated:
5/18/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $75,782,147, 0.00% - 7.25%, 2/1/19 - 2/1/48)	74,365	74,000
5/21/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $75,933,224, 0.00% - 7.25%, 2/1/19 - 6/1/48)	74,365	74,000
5/23/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $415,035,117, 1.88% - 7.25%, 9/24/26 - 5/1/48)	407,979	406,000
Citibank NA at:
1.99%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $74,775,396, 0.00% - 8.00%, 7/25/18 - 2/15/45)	73,028	73,000
2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $370,770,800, 0.00% - 9.00%, 7/15/18 - 10/20/67)	363,141	363,000
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $863,987,713, 3.50% - 4.50%, 5/20/40 - 8/20/47)	847,323	847,000
ING Financial Markets LLC at:
1.85%, dated 5/1/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $204,649,967, 3.00% - 4.50%, 2/1/27 - 4/1/48)	200,648	200,000
1.97%, dated 6/4/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $76,617,215, 3.50%, 9/1/47)	75,246	75,000
2.01%, dated 6/8/18 due 9/7/18 (Collateralized by U.S. Government Obligations valued at $155,247,754, 3.50% - 4.00%, 10/1/44 - 1/1/47)	152,772	152,000
2.04%, dated:
6/12/18 due 9/17/18 (Collateralized by U.S. Government Obligations valued at $93,946,352, 3.50% - 4.50%, 6/1/33 - 4/1/47)	92,506	92,000
6/14/18 due 9/19/18 (Collateralized by U.S. Government Obligations valued at $154,177,101, 3.50% - 4.00%, 9/1/45 - 6/1/47)	151,830	151,000
6/15/18 due 9/20/18 (Collateralized by U.S. Government Obligations valued at $217,469,297, 2.50% - 4.50%, 4/1/26 - 4/1/52)	214,171	213,000
Merrill Lynch, Pierce, Fenner & Smith at 1.9%, dated 6/4/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $458,656,793, 2.32% - 4.50%, 6/1/28 - 6/1/48)	449,735	449,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
1.93%, dated 6/5/18 due 8/3/18 (Collateralized by U.S. Government Obligations valued at $197,144,955, 3.50% - 4.00%, 2/1/33 - 3/1/48)	193,610	193,000
1.94%, dated 6/5/18 due 8/6/18 (Collateralized by U.S. Government Obligations valued at $167,523,393, 2.33% - 4.00%, 1/1/27 - 6/1/48)	164,548	164,000
1.98%, dated:
6/11/18 due 8/10/18 (Collateralized by U.S. Government Obligations valued at $263,463,950, 2.33% - 4.00%, 12/1/35 - 4/1/48)	258,851	258,000
6/12/18 due 8/13/18 (Collateralized by U.S. Government Obligations valued at $218,520,108, 2.44% - 4.09%, 7/1/24 - 6/1/48)	214,730	214,000
1.99%, dated:
6/12/18 due 8/14/18 (Collateralized by U.S. Government Obligations valued at $77,605,703, 4.00% - 5.00%, 5/15/40 - 4/20/47)	76,265	76,000
6/13/18 due 8/15/18 (Collateralized by U.S. Government Obligations valued at $154,181,764, 3.50% - 4.00%, 4/20/46 - 5/20/48)	151,526	151,000
6/18/18 due 8/17/18 (Collateralized by U.S. Government Obligations valued at $195,991,558, 3.00% - 5.00%, 6/15/39 - 4/20/47)	192,637	192,000
6/19/18 due 8/20/18 (Collateralized by U.S. Government Obligations valued at $149,027,016, 3.00% - 5.00%, 6/15/39 - 4/20/47)	146,500	146,000
MUFG Securities (Canada), Ltd. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $14,282,523, 3.50%, 11/1/47 - 5/20/48)	14,002	14,000
Nomura Securities International, Inc. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,453,978,979, 0.00% - 7.00%, 4/25/19 - 6/1/48)	1,423,251	1,423,000
RBC Financial Group at:
1.86%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $408,252,510, 1.50% - 6.97%, 1/1/23 - 11/20/63)	400,057	398,800
1.88%, dated:
4/30/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $236,204,033, 2.50% - 5.00%, 2/1/27 - 1/1/57)	231,897	230,800
6/1/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $82,775,346, 2.30% - 5.00%, 9/1/24 - 1/1/57)	81,144	81,000
1.96%, dated:
6/4/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $114,438,392, 2.45% - 5.00%, 4/1/26 - 1/1/57)	112,561	112,000
6/5/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $258,494,862, 2.11% - 6.00%, 5/1/24 - 2/1/57)	254,267	253,000
Societe Generale at 1.97%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $679,913,354, 0.00% - 4.38%, 8/31/18 - 11/15/43)	666,219	666,000
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $1,869,989,320, 1.38% - 3.50%, 1/31/21 - 3/20/46)	1,833,322	1,833,000
Sumitomo Mitsui Trust Bank Ltd. at:
1.93%, dated 5/29/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $127,902,376, 2.00% - 3.50%, 1/15/21 - 12/20/43)	125,235	125,000
2%, dated 6/6/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $116,207,873, 2.00% - 4.50%, 1/15/21 - 4/20/48)	113,783	113,563
2.02%, dated 6/11/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $129,963,562, 2.00% - 3.50%, 1/15/21 - 12/20/45)	127,228	127,000
2.03%, dated 6/12/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $132,016,031, 3.00%, 3/20/46)	129,255	129,000
2.05%, dated:
6/15/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $133,482,406, 3.00%, 6/20/46)	130,743	130,483
6/19/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $131,932,358, 3.00% - 4.50%, 6/20/46 - 4/20/48)	129,257	129,000
6/22/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $127,412,338, 3.00%, 11/20/46)	124,966	124,718
6/26/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $125,532,147, 3.00%, 11/20/46)	123,145	122,900
7/3/18 due 7/6/18(d)	121,720	121,478
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $19,026,149)		19,026,149

U.S. Treasury Repurchase Agreement - 24.0%
With:
BMO Harris Bank NA at:
1.8%, dated 4/20/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $132,926,197, 2.00% - 2.75%, 2/15/19 - 11/15/21)	129,490	129,000
1.82%, dated:
4/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $92,555,238, 2.75%, 2/15/19)	90,396	90,000
4/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $65,819,198, 2.75%, 2/15/19)	64,275	64,000
4/30/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $111,413,330, 1.00% - 3.63%, 11/15/18 - 8/15/44)	109,169	108,800
5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $137,839,862, 2.25% - 3.13%, 11/15/23 - 8/15/44)	134,213	133,800
1.83%, dated 5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $84,073,115, 1.38% - 2.75%, 2/15/19 - 4/30/21)	82,070	81,800
1.84%, dated:
4/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $83,571,300, 3.13% - 3.75%, 8/15/41 - 8/15/44)	79,367	79,000
4/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $53,704,986, 1.88% - 2.75%, 2/15/19 - 2/29/24)	52,234	52,000
1.85%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $68,760,138, 4.00%, 8/15/18)	67,210	67,000
1.88%, dated:
5/16/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $69,164,902, 1.50% - 2.00%, 2/15/22 - 8/15/26)	67,217	67,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $138,404,098, 1.75%, 5/31/22)	134,927	134,800
1.9%, dated 6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $417,449,173, 1.63% - 2.13%, 7/31/19 - 8/15/21)	407,730	407,000
1.94%, dated 6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $142,884,787, 2.00% - 2.25%, 11/15/21 - 11/15/24)	139,024	138,800
1.95%, dated 5/24/18 due 7/6/18:
(Collateralized by U.S. Treasury Obligations valued at $210,124,683, 1.50% - 3.13%, 8/15/26 - 2/15/45)	205,006	204,000
(Collateralized by U.S. Treasury Obligations valued at $72,105,793, 2.50% - 3.13%, 8/15/44 - 2/15/45)	68,335	68,000
BNP Paribas, SA at:
1.82%, dated 5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $140,082,267, 1.13% - 4.25%, 7/31/19 - 11/15/47)	136,419	136,000
1.84%, dated:
5/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $407,163,367, 1.18% - 7.13%, 10/31/19 - 5/15/47)	396,272	395,000
5/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $342,385,921, 1.14% - 4.38%, 4/30/19 - 11/15/47)	333,069	332,000
1.85%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $137,787,779, 1.13% - 7.50%, 4/30/19 - 11/15/47)	134,434	134,000
1.86%, dated 4/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $274,025,302, 1.14% - 4.25%, 4/30/19 - 11/15/47)	268,141	266,900
1.87%, dated 5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $138,494,106, 1.13% - 3.88%, 7/31/19 - 11/15/47)	135,386	135,000
1.88%, dated:
5/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $482,587,792, 1.13% - 8.50%, 1/31/19 - 8/15/47)	472,648	471,000
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $413,893,195, 1.14% - 4.25%, 4/30/19 - 11/15/47)	405,308	404,000
1.89%, dated:
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $138,297,403, 1.14% - 6.75%, 2/28/19 - 2/15/47)	135,468	135,000
5/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $274,099,637, 1.13% - 8.75%, 7/31/19 - 11/15/47)	268,686	267,800
1.94%, dated:
5/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $138,079,109, 1.14% - 7.50%, 4/30/19 - 11/15/47)	135,662	135,000
5/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $276,949,500, 1.18% - 4.63%, 10/31/19 - 11/15/47)	271,324	270,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $445,820,470, 0.00% - 9.00%, 8/2/18 - 11/15/47)	436,430	435,000
1.95%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $276,491,861, 1.13% - 6.50%, 10/31/19 - 11/15/47)	271,375	270,000
6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $280,653,199, 1.14% - 7.50%, 4/30/19 - 11/15/47)	274,360	273,000
6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $279,400,390, 1.14% - 3.75%, 4/30/19 - 11/15/47)	274,360	273,000
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $284,385,252, 1.18% - 6.50%, 7/31/18 - 11/15/45)	278,527	278,000
6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $406,771,472, 1.14% - 4.38%, 4/30/19 - 11/15/47)	398,312	397,000
1.96%, dated:
6/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $141,161,954, 1.14% - 9.00%, 11/15/18 - 8/15/47)	138,451	138,000
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $284,095,449, 1.13% - 8.75%, 7/31/18 - 11/15/47)	277,905	277,000
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $566,504,249, 0.88% - 8.00%, 12/31/18 - 11/15/47)	554,867	553,000
6/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $704,981,887, 1.14% - 5.38%, 4/30/19 - 11/15/47)	689,356	687,000
1.97%, dated:
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $140,964,803, 0.00% - 8.00%, 9/6/18 - 11/15/47)	138,536	138,000
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $285,063,954, 1.13% - 5.25%, 4/30/19 - 11/15/47)	279,080	278,000
Deutsche Bank AG at 2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $683,560,162, 0.00% - 7.63%, 7/31/18 - 8/15/45)	670,119	670,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,749,120,082, 0.00% - 3.63%, 11/23/18 - 2/15/46)	4,656,823	4,656,000
HSBC Securities, Inc. at:
1.95%, dated:
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $270,333,219, 1.00% - 6.38%, 11/30/18 - 8/15/27)	265,086	265,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $404,154,820, 1.13% - 5.50%, 12/15/18 - 2/15/39)	396,150	396,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $171,365,602, 2.00%, 6/30/24)	166,029	166,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $44,941,823, 2.13%, 12/31/22)	44,008	44,000
Lloyds Bank PLC at:
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $160,641,682, 1.63% - 6.75%, 6/30/20 - 8/15/26)	157,570	156,825
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $69,593,753, 1.00% - 6.75%, 11/30/19 - 8/15/26)	68,332	68,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $136,179,138, 1.63% - 6.75%, 8/15/22 - 8/15/26)	133,745	133,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $67,549,091, 2.38%, 8/15/24)	66,393	66,000
1.96%, dated:
6/20/18 due 7/20/18 (Collateralized by U.S. Treasury Obligations valued at $191,661,799, 1.88%, 5/31/22)	188,307	188,000
6/21/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $184,426,989, 6.00% - 6.75%, 2/15/26 - 8/15/26)	180,314	180,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $41,890,585, 1.25%, 3/31/19)	41,246	41,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $211,351,611, 3.50%, 5/15/20)	208,300	207,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $140,793,411, 2.63%, 8/15/20)	138,813	138,000
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $139,712,205, 2.63%, 11/15/20)	137,792	137,000
MUFG Securities (Canada), Ltd. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $243,822,902, 1.25% - 2.63%, 11/30/19 - 8/15/27)	239,042	239,000
MUFG Securities EMEA PLC at:
1.85%, dated 5/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,670,968, 0.75% - 1.38%, 7/15/19 - 9/30/20)	26,092	26,000
1.86%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,649,138, 2.38% - 3.13%, 5/15/19 - 12/31/20)	26,093	26,000
1.88%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $44,956,261, 1.88% - 2.25%, 12/31/19 - 11/15/27)	44,168	44,000
1.91%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $33,732,606, 1.25% - 1.38%, 12/15/19 - 2/29/20)	33,109	33,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $97,547,633, 1.38% - 3.00%, 6/30/23 - 11/15/45)	95,181	95,000
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $28,656,014, 1.63% - 1.75%, 3/31/22 - 10/31/23)	28,045	28,000
6/18/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $74,504,742, 2.25% - 3.63%, 2/15/20 - 3/31/20)	73,055	73,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,629,608, 1.25% - 2.25%, 3/31/21 - 12/31/23)	27,052	27,000
1.94%, dated:
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $99,148,791, 1.63% - 3.00%, 11/15/20 - 2/15/47)	97,094	97,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $72,391,167, 1.63% - 2.25%, 11/15/25 - 2/15/26)	71,084	71,000
1.95%, dated:
6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $83,658,907, 2.75%, 4/30/25)	82,271	82,000
6/29/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $82,529,705, 2.50%, 2/15/45 - 5/15/46)	80,056	80,000
1.97%, dated 6/14/18 due 7/2/18:
(Collateralized by U.S. Treasury Obligations valued at $156,161,374, 3.63%, 2/15/20)	153,151	153,000
(Collateralized by U.S. Treasury Obligations valued at $126,462,952, 3.63%, 2/15/20)	124,122	124,000
1.98%, dated 6/15/18 due 7/6/18:
(Collateralized by U.S. Treasury Obligations valued at $141,751,444, 2.63%, 11/15/20)	139,161	139,000
(Collateralized by U.S. Treasury Obligations valued at $97,966,815, 2.63%, 11/15/20)	96,111	96,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $88,302,072, 2.00% - 2.75%, 7/31/22 - 4/30/25)	86,015	86,000
Natixis SA at:
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $283,756,267, 1.38% - 6.88%, 8/15/19 - 5/15/47)	277,345	276,900
6/25/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $272,676,763, 1.50% - 3.13%, 11/30/20 - 8/15/42)	267,100	267,000
1.95%, dated 5/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $556,121,613, 1.00% - 7.88%, 11/30/18 - 5/15/44)	546,711	544,000
2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $5,100,897, 1.25%, 6/30/19)	5,001	5,000
Norinchukin Bank at:
1.83%, dated 4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,566,416, 1.50%, 8/15/26)	64,286	64,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $132,017,885, 2.00%, 11/15/26)	129,473	128,900
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $65,525,530, 1.50%, 8/15/26)	64,280	64,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $65,520,988, 1.50%, 8/15/26)	64,276	64,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $136,142,710, 2.00%, 11/15/26)	133,639	133,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $136,133,314, 2.00%, 11/15/26)	133,639	133,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $202,657,232, 8.00%, 11/15/21)	198,956	198,000
1.94%, dated 5/16/18 due 7/17/18 (Collateralized by U.S. Treasury Obligations valued at $137,007,138, 2.00%, 11/15/26)	134,448	134,000
1.95%, dated 5/23/18 due 7/19/18 (Collateralized by U.S. Treasury Obligations valued at $111,407,354, 1.50% - 2.00%, 8/15/26 - 11/15/26)	109,337	109,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $70,468,111, 1.50%, 8/15/26)	69,366	69,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $70,463,568, 1.50%, 8/15/26)	69,368	69,000
Prudential Insurance Co. of America at 2.14%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $585,744,244, 1.00% - 8.75%, 7/31/19 - 2/15/31)	574,410	574,308
RBC Dominion Securities at:
1.82%, dated 5/4/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $80,820,391, 0.00% - 5.50%, 12/27/18 - 8/15/28)	79,248	79,000
1.83%, dated 5/3/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $150,506,766, 0.00% - 3.63%, 12/27/18 - 5/15/48)	147,448	147,000
1.85%, dated:
5/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $136,847,880, 0.00% - 5.50%, 8/31/18 - 5/15/48)	134,213	133,800
5/30/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $98,086,120, 0.00% - 5.50%, 8/31/18 - 5/15/48)	96,163	96,000
1.88%, dated:
5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $208,742,922, 0.00% - 5.50%, 8/31/18 - 5/15/48)	204,980	204,000
6/1/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $284,027,110, 0.00% - 3.13%, 12/27/18 - 5/15/48)	278,494	278,000
1.9%, dated 6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $71,505,570, 0.00% - 5.50%, 8/31/18 - 5/15/48)	70,133	70,000
1.91%, dated:
6/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $135,644,339, 0.00% - 5.50%, 8/31/18 - 5/15/48)	133,104	132,900
6/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $134,830,065, 1.13% - 3.63%, 8/31/18 - 2/15/45)	132,189	132,000
1.92%, dated 6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $274,825,701, 0.88% - 4.25%, 8/31/18 - 5/15/48)	269,244	268,900
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $140,918,624, 0.00% - 3.63%, 12/27/18 - 5/15/48)	138,222	138,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $142,735,711, 1.50% - 3.63%, 8/31/18 - 5/15/48)	139,008	138,800
6/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $136,622,004, 0.00% - 3.63%, 8/31/18 - 2/15/45)	134,115	133,900
1.95%, dated 6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $279,508,012, 2.88% - 3.13%, 8/15/45 - 5/15/48)	272,321	271,000
RBC Financial Group at 1.96%, dated 6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $136,650,299, 1.50% - 2.88%, 10/31/19 - 11/15/46)	133,966	133,900
Societe Generale at 1.96%, dated 6/7/18 due 7/10/18 (Collateralized by U.S. Treasury Obligations valued at $364,093,389, 0.00% - 8.00%, 7/15/18 - 5/15/47)	354,636	354,000
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 (Collateralized by U.S. Treasury Obligations valued at $1,643,507,623, 1.38% - 2.75%, 9/30/19 - 5/31/23)	1,611,282	1,611,000
TD Securities (U.S.A.) at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $211,186,967, 4.25%, 11/15/40)	205,036	205,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $25,294,833)		25,294,833
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $104,761,552)		104,761,552
NET OTHER ASSETS (LIABILITIES) - 0.7%		774,200
NET ASSETS - 100%		$105,535,752

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$1,893,010,000 due 7/02/18 at 2.10%
BNP Paribas, S.A.	$149,046
Credit Agricole CIB New York Branch	58,458
HSBC Securities (USA), Inc.	298,502
Merrill Lynch, Pierce, Fenner & Smith, Inc.	86,862
Wells Fargo Securities LLC	1,300,142
$1,893,010
$5,533,397,000 due 7/02/18 at 2.12%
BNP Paribas, S.A.	1,094,960
Bank of America NA	1,376,213
Canadian Imperial Bk Commerce	57,590
HSBC Securities (USA), Inc.	174,757
J.P. Morgan Securities, Inc.	116,174
RBC Dominion Securities, Inc.	404,126
Wells Fargo Securities LLC	2,309,577
$5,533,397

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

June 30, 2018

MMP-QTLY-0818
1.803300.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 31.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.0%
Wells Fargo Bank NA
7/5/18 to 8/20/18	2.17 to 2.31 (b)(c)%	$673,000	$673,008
London Branch, Eurodollar, Foreign Banks - 2.6%
Mitsubishi UFJ Trust & Banking Corp.
8/29/18 to 9/5/18	2.35 to 2.36	203,000	202,824
Mizuho Bank Ltd. London Branch
7/27/18 to 9/11/18	2.39 to 2.42	322,000	320,832
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/21/18 to 8/24/18	2.35 to 2.36	352,000	351,551
			875,207
New York Branch, Yankee Dollar, Foreign Banks - 27.2%
Bank of Montreal
7/6/18 to 8/10/18	2.20 to 2.27 (b)(c)	579,000	579,000
Bank of Montreal Chicago CD Program
1/7/19	2.26 (b)(c)	392,000	392,000
Bank of Nova Scotia
7/13/18	2.25 (b)(c)	44,000	44,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/10/18	2.36	290,000	290,000
Bayerische Landesbank
7/9/18 to 7/26/18	2.30	1,020,900	1,020,900
Landesbank Baden-Wuerttemberg New York Branch
7/3/18 to 7/6/18	2.06	988,325	988,325
Mitsubishi UFJ Trust & Banking Corp.
9/12/18 to 10/18/18	2.31 to 2.35 (b)(c)	572,000	572,000
Mizuho Corporate Bank Ltd.
7/6/18 to 7/9/18	2.34	520,000	520,000
Royal Bank of Canada
7/10/18 to 1/22/19	2.17 to 2.45 (b)(c)	1,191,000	1,191,000
Sumitomo Mitsui Banking Corp.
9/24/18 to 10/5/18	2.24 to 2.34 (b)	1,138,000	1,138,000
Sumitomo Mitsui Trust Bank Ltd.
9/28/18 to 10/9/18	2.27 to 2.33 (b)(c)	544,000	544,000
Svenska Handelsbanken AB
7/2/18 to 9/27/18	2.16 to 2.49 (b)(c)	860,000	860,000
Swedbank AB
7/2/18 to 7/6/18	1.95	783,000	783,000
Toronto-Dominion Bank
1/18/19	2.45 (b)(c)	208,000	208,000
			9,130,225
TOTAL CERTIFICATE OF DEPOSIT
(Cost $10,678,440)			10,678,440

Financial Company Commercial Paper - 35.0%
ASB Finance Ltd. (London)
7/30/18 to 9/26/18	2.15 to 2.41 (b)(c)	128,000	128,000
Bank of Nova Scotia
8/28/18 to 1/24/19	2.29 to 2.34 (b)(c)	815,000	815,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/6/18 to 10/5/18	2.00 to 2.43 (d)	351,750	350,354
Bayerische Landesbank
7/23/18 to 8/6/18	2.30 to 2.31	630,000	628,824
BPCE SA
8/1/18 to 10/1/18	2.37 to 2.45	1,254,000	1,248,447
Canadian Imperial Bank of Commerce
8/15/18 to 1/23/19	2.22 to 2.45 (b)(c)	1,536,000	1,536,000
Commonwealth Bank of Australia
7/5/18	2.17 (b)(c)	134,000	134,000
Credit Suisse AG
7/26/18 to 9/17/18	2.34 to 2.50 (b)	1,564,000	1,559,458
J.P. Morgan Securities, LLC
12/10/18	2.46 (b)(c)(d)	275,000	275,000
7/2/18 to 1/4/19	2.23 to 2.43 (b)(c)	951,000	951,000
Lam Research Corp.
7/10/18 to 7/11/18	2.28 to 2.29	104,500	104,436
Landesbank Baden-Wurttemberg
7/2/18	2.06	337,000	336,981
Mitsubishi UFJ Trust & Banking Corp.
7/26/18 to 8/8/18	2.33 to 2.34	445,000	444,069
Sumitomo Mitsui Trust Bank Ltd.
7/16/18 to 9/14/18	2.34 to 2.36	333,600	332,262
The Toronto-Dominion Bank
8/17/18 to 1/25/19	2.24 to 2.34 (b)(c)	1,426,250	1,426,250
Toyota Motor Credit Corp.
7/9/18 to 10/19/18	2.34 to 2.46 (b)	441,000	440,908
UBS AG London Branch
9/18/18 to 11/5/18	2.45 to 2.48 (b)(c)	1,027,000	1,027,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $11,737,989)			11,737,989

Asset Backed Commercial Paper - 0.6%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

7/6/18		67,000	66,978
8/8/18		68,000	67,835
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
8/9/18		68,000	67,830
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $202,643)			202,643

Non-Financial Company Commercial Paper - 5.9%
American Electric Power Co., Inc.
7/11/18 to 8/1/18	2.36 to 2.39	215,000	214,645
Arizona Public Service Co.
7/2/18 to 7/3/18	2.15 to 2.19	109,350	109,341
Bell Canada
7/11/18 to 8/27/18	2.32 to 2.48	121,000	120,690
Dominion Resources, Inc.
7/23/18 to 8/1/18	2.42 to 2.46	112,780	112,594
Duke Energy Corp.
7/2/18 to 7/24/18	2.16 to 2.31	406,350	406,167
ERP Operating LP
7/2/18	2.20	55,500	55,497
NBCUniversal Enterprise, Inc.
7/10/18	2.23	32,750	32,732
7/19/18	2.30	60,000	59,931
Rogers Communications, Inc.
7/12/18	2.31	22,000	21,985
7/17/18	2.36	50,000	49,948
7/17/18	2.36	11,000	10,989
7/19/18	2.36	15,000	14,982
7/19/18	2.36	50,000	49,941
7/26/18	2.37	44,000	43,928
Sempra Global
7/10/18	2.47	41,000	40,975
7/23/18	2.51	11,000	10,983
7/31/18	2.37	26,000	25,949
7/5/18	2.47	19,000	18,995
8/15/18	2.51	34,250	34,143
8/16/18	2.50	26,750	26,665
8/2/18	2.42	44,875	44,779
8/6/18	2.42	15,750	15,712
8/7/18	2.42	13,000	12,968
8/7/18	2.42	10,000	9,975
8/8/18	2.42	36,000	35,908
8/9/18	2.42	26,000	25,932
Tyson Foods, Inc.
7/13/18 to 8/13/18	2.31 to 2.35	223,750	223,243
Verizon Communications, Inc.
7/9/18	2.30	89,450	89,404
Virginia Electric & Power Co.
7/24/18	2.34 to 2.38	46,000	45,931
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,964,932)			1,964,932

U.S. Treasury Debt - 0.8%
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills
9/6/18	1.93	162,000	161,421
U.S. Treasury Notes
10/31/18	2.08 (b)(c)	109,000	109,000
TOTAL U.S. TREASURY DEBT
(Cost $270,421)			270,421

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
7/6/18
(Cost $459,000)	2.34 (b)(c)	459,000	459,000

Non-Negotiable Time Deposit - 3.5%
Time Deposits - 3.5%
BNP Paribas
7/2/18	1.95	331,000	331,000
Credit Agricole CIB
7/2/18 to 7/5/18	2.03	838,000	838,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,169,000)			1,169,000

Interfund Loans - 0.0%
With:
Fidelity Select Technology Portfolio, at 2.26% due 7/1/2018(e)
(Cost $15,448)		15,448	15,448

U.S. Government Agency Repurchase Agreement - 5.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.1% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$472,508	$472,425
With:
Citibank NA at 2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $118,562,741, 1.00% - 6.38%, 1/31/19 - 11/15/47)	116,045	116,000
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $276,499,568, 0.00% - 1.88%, 8/15/18 - 5/15/48)	270,103	270,000
MUFG Securities (Canada), Ltd. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $5,100,973, 2.38% - 3.50%, 5/15/27 - 5/20/48)	5,001	5,000
Nomura Securities International, Inc. at 1.98%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $337,638,608, 0.13% - 5.50%, 12/15/18 - 6/20/48)	330,127	330,000
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $602,926,534, 2.50% - 3.50%, 3/31/23 - 6/20/45)	591,104	591,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,784,425)		1,784,425

U.S. Treasury Repurchase Agreement - 10.3%
With:
Commerz Markets LLC at:
2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $52,037,388, 2.13% - 2.63%, 5/15/21 - 5/15/25)	51,020	51,000
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $52,034,459, 1.25% - 2.75%, 10/31/19 - 5/15/24)	51,017	51,000
2.04%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $103,043,408, 1.63% - 2.88%, 6/15/21 - 2/15/28)	101,040	101,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $474,384,281, 1.25% - 2.88%, 10/31/19 - 2/15/28)	465,083	465,000
Deutsche Bank AG at:
2%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $25,505,720, 0.00% - 6.75%, 10/25/18 - 11/15/41)	25,010	25,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $220,359,154, 1.13% - 4.38%, 11/30/18 - 2/15/38)	216,038	216,000
Deutsche Bank Securities, Inc. at 2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $55,098,387, 1.63% - 2.25%, 4/30/19 - 11/15/27)	54,021	54,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $52,031,631, 1.63% - 2.13%, 12/31/20 - 8/15/22)	51,020	51,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,530,000,079, 0.13% - 2.38%, 1/31/19 - 1/15/26)	1,500,265	1,500,000
HSBC Securities, Inc. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $54,269,114, 1.75%, 10/31/20)	53,009	53,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,303,324, 3.75%, 11/15/18)	14,002	14,000
MUFG Securities (Canada), Ltd. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $78,553,833, 1.25% - 3.63%, 6/30/19 - 8/15/25)	77,014	77,000
MUFG Securities EMEA PLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $28,672,968, 2.75%, 4/30/25)	28,005	28,000
Nomura Securities International, Inc. at 1.96%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $520,718,041, 0.00% - 4.38%, 10/18/18 - 5/15/41)	508,166	508,000
SMBC Nikko Securities America, Inc. at 2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $285,449,953, 2.00% - 3.13%, 8/15/20 - 11/15/26)	280,050	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $3,474,000)		3,474,000

Other Repurchase Agreement - 5.0%
Other Repurchase Agreement - 5.0%
With:
Citigroup Global Markets, Inc. at:
2.6%, dated 6/14/18 due 8/13/18 (Collateralized by Equity Securities valued at $143,826,859)	133,576	133,000
2.9%, dated 5/21/18 due 8/20/18 (Collateralized by Corporate Obligations valued at $180,157,478, 0.00% - 8.90%, 2/1/19 - 1/17/59)	172,254	171,000
HSBC Securities, Inc. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $47,253,540, 2.45% - 7.11%, 9/15/20 - 5/15/37)	45,008	45,000
ING Financial Markets LLC at 2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $36,726,701, 4.88% - 10.00%, 4/15/21 - 3/1/78)	34,006	34,000
J.P. Morgan Securities, LLC at 2.11%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $231,763,642, 0.00% - 7.60%, 4/25/22 - 1/16/60)	225,092	225,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.11%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $227,526,659, 3.00% - 4.00%, 7/1/47 - 3/1/48)	223,078	223,000
2.17%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $47,915,389)	45,035	45,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,422,541, 2.75%, 11/15/47)	14,002	14,000
Mizuho Securities U.S.A., Inc. at:
2.15%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $73,492,633)	68,053	68,000
2.16%, dated:
6/21/18 due 7/5/18 (Collateralized by Equity Securities valued at $48,632,099)	45,038	45,000
6/25/18 due 7/6/18 (Collateralized by Equity Securities valued at $72,390,411)	67,056	67,000
2.26%, dated 6/29/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $23,694,462, 1.65% - 2.07%, 10/25/34 - 12/25/44)	23,020	23,000
RBC Capital Markets Co. at 2.48%, dated 5/8/18 due 7/9/18 (Collateralized by Municipal Bond Obligations valued at $155,616,308, 5.00%, 11/1/28 - 1/1/45)	147,628	147,000
Societe Generale at:
2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $292,210,952, 0.00% - 26.56%, 7/27/18 - 11/15/95)	271,049	271,000
2.35%, dated 6/28/18 due 7/31/18 (Collateralized by Corporate Obligations valued at $143,419,588, 1.25% - 26.56%, 7/27/18 - 4/15/58)	134,289	134,000
Wells Fargo Securities, LLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $48,608,547, 1.25% - 2.63%, 1/15/22 - 3/15/24)	45,008	45,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,690,000)		1,690,000
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $33,446,298)		33,446,298
NET OTHER ASSETS (LIABILITIES) - 0.4%		132,187
NET ASSETS - 100%		$33,578,485

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $625,354,000 or 1.9% of net assets.

 (e) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$472,425,000 due 7/02/18 at 2.10%
BNP Paribas, S.A.	$37,196
Credit Agricole CIB New York Branch	14,589
HSBC Securities (USA), Inc.	74,495
Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,678
Wells Fargo Securities LLC	324,467
$472,425

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

June 30, 2018

TO-QTLY-0818
1.803305.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 99.5%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Notes
7/15/18	1.96 to 2.06%	$713,388	$714,545
U.S. Treasury Obligations - 94.7%
U.S. Treasury Bills
7/5/18 to 12/27/18	1.59 to 2.11	8,080,530	8,052,389
U.S. Treasury Notes
7/31/18 to 4/30/20	1.80 to 2.08 (b)	6,106,990	6,106,548
			14,158,937
TOTAL U.S. TREASURY DEBT
(Cost $14,873,482)			14,873,482
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $14,873,482)			14,873,482
NET OTHER ASSETS (LIABILITIES) - 0.5%			70,922
NET ASSETS - 100%			$14,944,404

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

June 30, 2018

DOM-QTLY-0818
1.803301.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 20.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.8%
Wells Fargo Bank NA
7/5/18 to 8/17/18	2.17 to 2.27 (b)(c)%	$290,000	$290,041
London Branch, Eurodollar, Foreign Banks - 2.3%
Mitsubishi UFJ Trust & Banking Corp.
8/29/18 to 9/5/18	2.35 to 2.36	76,000	75,958
Mizuho Bank Ltd. London Branch
7/27/18 to 9/11/18	2.36 to 2.42	162,000	161,487
			237,445
New York Branch, Yankee Dollar, Foreign Banks - 15.3%
Bank of Montreal
7/20/18 to 8/10/18	2.24 to 2.27 (b)(c)	240,000	240,047
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/12/18	2.36	120,000	120,040
Mitsubishi UFJ Trust & Banking Corp.
9/12/18 to 9/24/18	2.31 to 2.32 (b)(c)	64,000	64,011
Mizuho Corporate Bank Ltd.
7/6/18 to 7/9/18	2.34	155,000	155,013
Royal Bank of Canada
8/3/18 to 1/22/19	2.20 to 2.45 (b)(c)	310,000	310,007
Sumitomo Mitsui Banking Corp.
9/25/18 to 10/5/18	2.24 to 2.32 (b)	208,000	207,983
Swedbank AB
7/2/18 to 7/6/18	1.95	420,000	420,002
Toronto-Dominion Bank
1/18/19	2.45 (b)(c)	82,000	82,009
			1,599,112
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,126,378)			2,126,598

Financial Company Commercial Paper - 31.8%
ASB Finance Ltd. (London)
7/30/18 to 9/26/18	2.15 to 2.41 (b)(c)	61,000	61,036
Bank of Nova Scotia
8/28/18	2.29 (b)(c)	150,000	150,042
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/6/18 to 10/5/18	2.00 to 2.43 (d)	97,000	96,615
BNP Paribas Dublin Branch
7/5/18	1.95	80,000	79,974
BPCE SA
8/1/18 to 10/1/18	2.37 to 2.45	324,000	322,427
Canadian Imperial Bank of Commerce
8/15/18 to 1/23/19	2.22 to 2.45 (b)(c)	513,000	513,083
Credit Suisse AG
7/26/18 to 9/17/18	2.34 to 2.50 (b)	370,000	369,434
J.P. Morgan Securities, LLC
10/1/18 to 1/4/19	2.35 to 2.43 (b)(c)	449,000	449,073
Mitsubishi UFJ Trust & Banking Corp.
7/26/18 to 8/3/18	2.33 to 2.34	112,000	111,798
Natexis Banques Populaires New York Branch
8/1/18	2.33	150,000	149,725
Sumitomo Mitsui Trust Bank Ltd.
7/6/18 to 7/17/18	2.10 to 2.35	106,000	105,942
The Toronto-Dominion Bank
8/17/18 to 1/25/19	2.26 to 2.34 (b)(c)	331,000	331,052
Toyota Motor Credit Corp.
7/9/18 to 10/19/18	2.34 to 2.46 (b)	177,000	177,039
UBS AG London Branch
9/18/18 to 11/5/18	2.45 to 2.48 (b)(c)	407,000	407,183
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $3,323,700)			3,324,423

Asset Backed Commercial Paper - 0.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)
8/6/18
(Cost $29,933)	2.31	30,000	29,933

U.S. Treasury Debt - 3.2%
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bills
9/6/18 to 9/20/18	1.91 to 1.93	237,000	236,050
U.S. Treasury Notes
10/31/18	2.08 (b)(c)	95,000	95,070
TOTAL U.S. TREASURY DEBT
(Cost $331,023)			331,120

Other Instrument - 2.6%
Master Notes - 2.6%
Toyota Motor Credit Corp.
7/6/18
(Cost $275,000)	2.34 (b)(c)	275,000	275,000

Variable Rate Demand Note - 0.2%
Florida - 0.2%
Florida Timber Fin. III LLC Taxable 7/6/18, LOC Wells Fargo Bank NA, VRDN
7/6/18
(Cost $25,155)	2.09 (b)	25,155	25,155

U.S. Government Agency Debt - 1.0%
Federal Agencies - 1.0%
Federal Home Loan Bank
8/1/18
(Cost $99,840)	1.90	100,000	99,840

Non-Negotiable Time Deposit - 8.0%
Time Deposits - 8.0%
Bank of Montreal London Branch
7/3/18 to 7/5/18	2.00	285,000	284,999
BNP Paribas
7/2/18 to 7/3/18	1.95	283,000	282,999
Credit Agricole CIB
7/2/18 to 7/5/18	2.03	272,000	271,999
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $840,000)			839,997

U.S. Government Agency Repurchase Agreement - 10.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.1% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$675,841	$675,723
2.12% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	39,357	39,350
With:
Barclays Bank PLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $18,363,229, 4.00%, 12/1/43 - 6/1/46)	18,003	18,000
Citibank NA at 2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $38,773,308, 0.00% - 6.00%, 11/1/18 - 4/15/30)	38,015	38,000
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $88,586,565, 0%, 2/15/42 - 11/15/46)	86,033	86,000
MUFG Securities (Canada), Ltd. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $1,020,181, 1.88% - 3.50%, 3/31/22 - 4/20/48)	1,000	1,000
Societe Generale at 1.97%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $70,414,574, 0.25% - 4.38%, 3/31/19 - 8/15/47)	69,023	69,000
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $184,652,489, 1.25% - 2.00%, 3/31/21 - 11/30/22)	181,032	181,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,108,073)		1,108,073

U.S. Treasury Repurchase Agreement - 11.5%
With:
Barclays Bank PLC at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $188,734,477, 0.00% - 8.88%, 7/12/18 - 11/15/47)	185,032	185,000
Deutsche Bank AG at 2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $67,332,050, 0.00% - 9.00%, 10/25/18 - 2/15/45)	66,012	66,000
DNB Bank ASA at 2.05%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $175,470,058, 2.13%, 3/31/24)	172,029	172,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $468,180,060, 0.13% - 1.63%, 4/15/21 - 5/15/26)	459,081	459,000
HSBC Securities, Inc. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $16,446,214, 1.50%, 1/31/22)	16,003	16,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,086,922, 1.75%, 6/30/22)	4,001	4,000
MUFG Securities (Canada), Ltd. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $24,484,313, 1.50% - 4.50%, 4/30/19 - 8/15/39)	24,004	24,000
MUFG Securities EMEA PLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $9,218,112, 2.75%, 4/30/25)	9,002	9,000
Natixis SA at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $17,343,101, 0.88%, 7/31/19)	17,003	17,000
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $162,208,478, 1.38%, 10/31/20)	159,028	159,000
TD Securities (U.S.A.) at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $93,856,436, 1.25% - 2.25%, 9/30/19 - 11/30/23)	92,016	92,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,203,000)		1,203,000

Other Repurchase Agreement - 10.4%
Other Repurchase Agreement - 10.4%
With:
Citigroup Global Markets, Inc. at:
2.6%, dated 6/14/18 due 8/13/18 (Collateralized by Equity Securities valued at $47,581,795)	44,191	44,000
2.9%, dated 5/21/18 due 8/20/18 (Collateralized by Corporate Obligations valued at $70,992,591, 0.00% - 14.00%, 10/23/18 - 11/25/47)	67,491	66,994
HSBC Securities, Inc. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $14,702,039, 1.38% - 4.90%, 8/15/19 - 5/4/47)	14,002	14,000
ING Financial Markets LLC at:
2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Equity Securities valued at $14,042,481)	13,002	13,000
2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $10,801,981, 5.00% - 8.00%, 3/1/24 - 6/5/15)	10,002	10,000
J.P. Morgan Securities, LLC at 2.11%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $73,134,722, 3.78% - 5.20%, 7/15/25 - 2/15/48)	71,029	71,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.11%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $73,461,523, 3.28% - 4.00%, 6/1/46 - 8/1/47)	72,025	72,000
2.17%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $15,130,939)	14,011	14,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $67,538,006, 2.08% - 3.75%, 10/15/18 - 8/1/39)	65,011	65,000
Mizuho Securities U.S.A., Inc. at:
2.06%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $132,622,763, 4.50% - 6.00%, 5/1/41 - 6/20/48)	130,022	130,000
2.15%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $22,696,266)	21,016	21,000
2.16%, dated:
6/21/18 due 7/5/18 (Collateralized by Equity Securities valued at $15,130,064)	14,012	14,000
6/25/18 due 7/6/18 (Collateralized by Equity Securities valued at $23,769,982)	22,018	22,000
2.26%, dated 6/29/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $7,211,359, 4.00% - 5.00%, 11/15/45 - 7/15/48)	7,006	7,000
RBC Capital Markets Co. at 2.48%, dated 5/8/18 due 7/9/18 (Collateralized by Municipal Bond Obligations valued at $63,515,608, 5.00%, 12/1/25 - 10/1/40)	60,256	60,000
Societe Generale at:
2.04%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $335,428,924, 1.45% - 6.00%, 7/27/18 - 5/15/67)	320,054	320,000
2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $89,656,542, 1.70% - 26.56%, 10/1/18 - 8/1/33)	83,015	83,000
2.35%, dated 6/28/18 due 7/31/18 (Collateralized by Corporate Obligations valued at $45,984,831, 0.00% - 26.56%, 2/22/19 - 9/14/77)	43,093	42,999
Wells Fargo Securities, LLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $15,122,659, 1.25%, 12/15/23)	14,002	14,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,083,993)		1,083,993
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,446,095)		10,447,132
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,429
NET ASSETS - 100%		$10,448,561

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,615,000 or 0.9% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$675,723,000 due 7/02/18 at 2.10%
BNP Paribas, S.A.	$53,203
Credit Agricole CIB New York Branch	20,867
HSBC Securities (USA), Inc.	106,552
Merrill Lynch, Pierce, Fenner & Smith, Inc.	31,006
Wells Fargo Securities LLC	464,095
$675,723
$39,350,000 due 7/02/18 at 2.12%
BNP Paribas, S.A.	7,787
Bank of America NA	9,787
Canadian Imperial Bk Commerce	410
HSBC Securities (USA), Inc.	1,243
J.P. Morgan Securities, Inc.	826
RBC Dominion Securities, Inc.	2,874
Wells Fargo Securities LLC	16,423
$39,350

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

June 30, 2018

TRES-QTLY-0818
1.803306.114

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 37.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.9%
U.S. Treasury Notes
7/15/18	2.00 to 2.01%	$194,032	$194,346
U.S. Treasury Obligations - 36.7%
U.S. Treasury Bills
7/5/18 to 12/27/18	1.59 to 2.11	4,357,333	4,335,283
U.S. Treasury Notes
7/15/18 to 1/31/20	1.57 to 2.08 (b)	4,016,011	4,013,802
			8,349,085
TOTAL U.S. TREASURY DEBT
(Cost $8,543,431)			8,543,431

U.S. Treasury Repurchase Agreement - 62.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.1% dated 6/29/18 due 7/2/18 Collateralized by (U.S. Treasury Obligations) #	$900,471	$900,313
With:
Barclays Bank PLC at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $412,257,619, 1.00% - 8.75%, 10/31/18 - 5/15/43)	404,071	404,000
BMO Harris Bank NA at:
1.8%, dated 4/20/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $29,130,450, 2.50%, 2/15/46)	28,106	28,000
1.82%, dated:
4/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $20,570,083, 2.75%, 2/15/19)	20,088	20,000
4/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $14,399,058, 2.75%, 2/15/19)	14,060	14,000
4/30/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $21,572,988, 1.38%, 4/30/20)	21,071	21,000
5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,694,012, 2.00% - 3.13%, 2/15/22 - 8/15/44)	26,080	26,000
1.83%, dated 5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,428,878, 2.00% - 2.75%, 2/15/19 - 11/15/21)	16,053	16,000
1.84%, dated:
4/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $17,509,251, 2.13% - 3.13%, 2/29/24 - 8/15/44)	17,079	17,000
4/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $11,351,019, 1.88% - 2.75%, 2/15/19 - 4/30/22)	11,049	11,000
1.85%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $13,344,025, 4.00%, 8/15/18)	13,041	13,000
1.88%, dated:
5/16/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $14,372,744, 2.00%, 2/15/22)	14,045	14,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,725,281, 1.75%, 5/31/22)	27,025	27,000
1.9%, dated 6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $82,697,579, 3.00%, 11/15/44)	80,144	80,000
1.94%, dated 6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $28,795,778, 2.13%, 9/30/24)	28,045	28,000
1.95%, dated 5/24/18 due 7/6/18:
(Collateralized by U.S. Treasury Obligations valued at $39,855,450, 1.63% - 3.13%, 2/15/26 - 8/15/44)	39,192	39,000
(Collateralized by U.S. Treasury Obligations valued at $13,354,100, 1.63%, 7/31/20)	13,064	13,000
BNP Paribas, SA at:
1.82%, dated 5/2/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $26,623,549, 1.14% - 4.38%, 4/30/19 - 11/15/47)	26,080	26,000
1.84%, dated:
5/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $80,858,022, 1.14% - 6.75%, 4/30/19 - 11/15/47)	79,254	79,000
5/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $67,997,852, 1.14% - 3.63%, 4/30/19 - 11/15/47)	66,213	66,000
1.85%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,650,890, 1.13% - 8.75%, 1/31/19 - 8/15/44)	26,084	26,000
1.86%, dated 4/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $53,745,027, 1.18% - 2.88%, 10/31/19 - 11/15/46)	52,242	52,000
1.87%, dated 5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,879,133, 1.14% - 3.38%, 4/30/19 - 11/15/47)	27,077	27,000
1.88%, dated:
5/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $96,720,688, 0.00% - 9.00%, 8/16/18 - 2/15/48)	94,329	94,000
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $82,945,639, 1.13% - 3.38%, 4/30/19 - 11/15/47)	81,262	81,000
1.89%, dated:
5/15/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,799,246, 1.18% - 5.25%, 10/31/19 - 11/15/47)	27,094	27,000
5/17/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,563,838, 1.14% - 7.63%, 7/31/18 - 11/15/47)	55,182	55,000
1.94%, dated:
5/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,708,550, 1.14% - 2.75%, 4/30/19 - 11/15/42)	27,132	27,000
5/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,434,977, 1.14% - 7.13%, 4/30/19 - 8/15/47)	55,270	55,000
5/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $85,189,198, 1.63% - 5.25%, 4/30/20 - 8/15/47)	83,403	83,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $86,822,394, 0.00% - 8.75%, 8/16/18 - 11/15/47)	85,279	85,000
1.95%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,508,659, 1.13% - 4.38%, 4/30/19 - 11/15/47)	55,280	55,000
6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $54,670,779, 1.14% - 6.50%, 4/30/19 - 11/15/47)	53,264	53,000
6/5/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $54,271,125, 1.13% - 8.75%, 4/30/19 - 11/15/47)	53,264	53,000
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,466,358, 1.18% - 7.63%, 10/31/19 - 2/15/47)	55,104	55,000
6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $82,642,462, 1.14% - 7.50%, 4/30/19 - 11/15/47)	81,268	81,000
1.96%, dated:
6/8/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,635,701, 1.18% - 6.50%, 10/31/19 - 11/15/47)	27,088	27,000
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,196,281, 0.00% - 5.25%, 7/12/18 - 11/15/47)	55,180	55,000
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $113,485,633, 1.18% - 4.38%, 10/31/19 - 11/15/47)	111,375	111,000
6/14/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $145,495,758, 0.00% - 5.38%, 8/16/18 - 5/15/47)	142,487	142,000
1.97%, dated:
6/12/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $28,768,182, 1.18% - 2.88%, 10/31/19 - 8/15/45)	28,008	27,900
6/13/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,158,416, 1.14% - 4.38%, 4/30/19 - 8/15/47)	55,214	55,000
Deutsche Bank AG at 2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $146,996,472, 0.00% - 7.63%, 10/25/18 - 8/15/45)	144,026	144,000
DNB Bank ASA at 2.05%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $382,565,422, 1.50% - 2.13%, 6/15/20 - 3/31/24)	375,064	375,000
Federal Reserve Bank of New York at 1.75%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $6,153,897,391, 1.50% - 2.00%, 9/30/20 - 2/28/23)	6,153,897	6,153,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $1,021,020,060, 1.13% - 2.25%, 2/28/21 - 11/15/26)	1,001,177	1,001,000
HSBC Securities, Inc. at:
1.95%, dated:
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $55,089,931, 1.63% - 1.75%, 9/30/22 - 4/30/23)	54,018	54,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $80,586,932, 0.88% - 3.13%, 9/15/19 - 9/30/22)	79,030	79,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $37,002,533, 1.50%, 1/31/22)	36,006	36,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $10,257,590, 2.00%, 2/15/25)	10,002	10,000
Lloyds Bank PLC at:
1.84%, dated 4/16/18 due 7/18/18 (Collateralized by U.S. Treasury Obligations valued at $34,845,881, 1.63% - 6.75%, 6/30/20 - 8/15/26)	34,162	34,000
1.91%, dated 5/2/18 due 8/2/18 (Collateralized by U.S. Treasury Obligations valued at $13,302,570, 1.00% - 6.75%, 11/30/19 - 8/15/26)	13,063	13,000
1.92%, dated 4/24/18 due 8/7/18 (Collateralized by U.S. Treasury Obligations valued at $27,523,563, 1.13% - 6.75%, 1/15/19 - 8/15/26)	27,151	27,000
1.93%, dated 4/26/18 due 8/15/18 (Collateralized by U.S. Treasury Obligations valued at $14,310,291, 2.38%, 8/15/24)	14,083	14,000
1.96%, dated:
6/20/18 due 7/20/18 (Collateralized by U.S. Treasury Obligations valued at $38,742,917, 1.38%, 9/15/20)	38,062	38,000
6/21/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $41,844,770, 1.25%, 6/30/19)	41,071	41,000
1.98%, dated 5/21/18 due 9/7/18 (Collateralized by U.S. Treasury Obligations valued at $229,301,162, 1.88% - 6.75%, 5/31/22 - 8/15/26)	225,343	224,000
2%, dated 5/29/18 due 9/19/18 (Collateralized by U.S. Treasury Obligations valued at $131,676,081, 2.25%, 7/31/21)	129,810	129,000
2.04%, dated:
6/13/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $28,455,815, 2.13%, 8/15/21)	28,064	27,900
6/15/18 due 9/25/18 (Collateralized by U.S. Treasury Obligations valued at $28,556,673, 2.63%, 11/15/20)	28,162	28,000
MUFG Securities (Canada), Ltd. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $52,400,018, 2.00% - 4.50%, 6/30/24 - 2/15/47)	51,009	51,000
MUFG Securities EMEA PLC at:
1.85%, dated 5/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,117,025, 0.75%, 7/15/19)	5,018	5,000
1.86%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $5,159,890, 1.25% - 3.00%, 2/29/20 - 5/15/47)	5,018	5,000
1.88%, dated 5/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $9,211,152, 2.25%, 3/31/20)	9,034	9,000
1.91%, dated:
5/22/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $7,162,134, 1.25% - 1.38%, 12/15/19 - 2/29/20)	7,023	7,000
6/6/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $19,388,967, 2.38% - 2.50%, 1/31/25 - 5/15/27)	19,036	19,000
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $6,120,867, 2.75%, 4/30/25)	6,010	6,000
6/18/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,287,706, 3.63%, 2/15/20)	14,011	14,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $6,121,789, 1.75%, 4/30/22)	6,012	6,000
1.94%, dated:
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $19,374,023, 2.63%, 11/15/20)	19,018	19,000
6/19/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $15,311,819, 1.63% - 1.75%, 11/15/20 - 2/15/26)	15,018	15,000
1.95%, dated:
6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,325,337, 2.75%, 4/30/25)	16,053	16,000
6/29/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $16,685,526, 2.50%, 5/15/46)	16,011	16,000
1.97%, dated 6/14/18 due 7/2/18:
(Collateralized by U.S. Treasury Obligations valued at $30,597,655, 3.63%, 2/15/20)	30,030	30,000
(Collateralized by U.S. Treasury Obligations valued at $25,519,874, 3.63%, 2/15/20)	25,025	25,000
1.98%, dated 6/15/18 due 7/6/18:
(Collateralized by U.S. Treasury Obligations valued at $28,557,376, 2.63%, 11/15/20)	28,032	28,000
(Collateralized by U.S. Treasury Obligations valued at $20,398,413, 2.63%, 11/15/20)	20,023	20,000
2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $19,454,856, 2.75%, 4/30/25)	19,003	19,000
Natixis SA at:
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,163,248, 1.25% - 6.88%, 12/31/18 - 5/15/46)	55,088	55,000
6/25/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $54,080,619, 1.13% - 6.88%, 12/31/18 - 5/15/42)	53,020	53,000
1.95%, dated 5/23/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $107,445,836, 1.13% - 3.88%, 3/31/20 - 8/15/42)	105,523	105,000
2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $36,726,497, 1.25% - 2.38%, 2/28/19 - 11/15/27)	36,006	36,000
Nomura Securities International, Inc. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $293,811,457, 0.00% - 2.13%, 2/28/19 - 9/30/24)	288,050	288,000
Norinchukin Bank at:
1.83%, dated 4/5/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $14,341,974, 2.63%, 11/15/20)	14,063	14,000
1.84%, dated 4/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $29,705,452, 1.50%, 8/15/26)	29,129	29,000
1.85%, dated 4/18/18 due 7/12/18 (Collateralized by U.S. Treasury Obligations valued at $14,336,953, 2.63%, 11/15/20)	14,061	14,000
1.87%, dated 4/19/18 due 7/11/18 (Collateralized by U.S. Treasury Obligations valued at $14,336,953, 2.63%, 11/15/20)	14,060	14,000
1.9%, dated:
4/23/18 due 7/23/18 (Collateralized by U.S. Treasury Obligations valued at $27,638,473, 1.50%, 8/15/26)	27,130	27,000
4/24/18 due 7/24/18 (Collateralized by U.S. Treasury Obligations valued at $27,638,473, 1.50%, 8/15/26)	27,130	27,000
1.91%, dated 4/25/18 due 7/25/18 (Collateralized by U.S. Treasury Obligations valued at $40,944,371, 1.50%, 8/15/26)	40,193	40,000
1.94%, dated 5/16/18 due 7/17/18 (Collateralized by U.S. Treasury Obligations valued at $27,606,673, 1.50%, 8/15/26)	27,090	27,000
1.95%, dated 5/23/18 due 7/19/18 (Collateralized by U.S. Treasury Obligations valued at $21,464,790, 1.50%, 8/15/26)	21,065	21,000
2.01%, dated 6/7/18 due 9/10/18 (Collateralized by U.S. Treasury Obligations valued at $14,301,801, 2.63%, 11/15/20)	14,074	14,000
2.02%, dated 6/8/18 due 9/11/18 (Collateralized by U.S. Treasury Obligations valued at $14,299,597, 1.50% - 2.63%, 11/15/20 - 8/15/26)	14,075	14,000
Prudential Insurance Co. of America at 2.14%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $128,700,494, 1.00% - 8.75%, 8/15/18 - 2/15/36)	126,215	126,193
RBC Dominion Securities at:
1.82%, dated 5/4/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $16,368,724, 1.63% - 3.13%, 2/29/20 - 5/15/48)	16,050	16,000
1.83%, dated 5/3/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $28,647,205, 0.00% - 3.13%, 8/31/18 - 5/15/48)	28,085	28,000
1.85%, dated:
5/10/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $26,592,339, 1.63% - 3.63%, 2/15/20 - 5/15/48)	26,080	26,000
5/30/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $18,391,257, 1.13% - 3.13%, 2/29/20 - 5/15/48)	18,031	18,000
1.88%, dated:
5/2/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $39,906,801, 0.00% - 3.13%, 12/27/18 - 5/15/48)	39,187	39,000
6/1/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $53,125,923, 0.00% - 5.50%, 8/31/18 - 5/15/48)	52,092	52,000
1.9%, dated 6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $13,279,715, 1.13% - 3.13%, 2/29/20 - 5/15/48)	13,025	13,000
1.91%, dated:
6/20/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,557,705, 0.00% - 3.13%, 8/31/18 - 5/15/48)	27,042	27,000
6/21/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,826,281, 2.50% - 3.13%, 2/15/46 - 5/15/48)	27,039	27,000
1.92%, dated 6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $56,141,958, 0.00% - 5.50%, 8/31/18 - 5/15/48)	55,070	55,000
1.93%, dated:
6/11/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,571,152, 1.75% - 3.63%, 2/15/20 - 5/15/48)	27,043	27,000
6/18/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,560,807, 1.13% - 3.13%, 3/31/20 - 5/15/48)	27,041	27,000
6/26/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,558,986, 1.63% - 3.00%, 2/29/20 - 2/15/48)	27,043	27,000
1.95%, dated 6/7/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $54,133,290, 0.00% - 5.50%, 8/31/18 - 5/15/48)	53,258	53,000
RBC Financial Group at:
1.85%, dated 5/9/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $86,301,625, 0.88% - 4.63%, 2/28/19 - 5/15/46)	84,263	84,000
1.95%, dated 6/4/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $78,093,305, 0.88% - 3.00%, 2/28/19 - 5/15/46)	76,379	76,000
1.96%, dated 6/27/18 due 7/6/18 (Collateralized by U.S. Treasury Obligations valued at $27,547,594, 0.88% - 1.88%, 2/28/19 - 2/28/22)	27,013	27,000
Societe Generale at 1.96%, dated:
6/7/18 due 7/10/18 (Collateralized by U.S. Treasury Obligations valued at $70,748,212, 0.00% - 8.13%, 7/19/18 - 5/15/46)	69,124	69,000
6/21/18 due 8/1/18 (Collateralized by U.S. Treasury Obligations valued at $102,550,095, 1.00% - 7.63%, 2/28/19 - 5/15/47)	100,223	100,000
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $354,001,984, 1.63%, 6/30/19 - 5/31/23)	347,061	347,000
TD Securities (U.S.A.) at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $205,735,370, 0.75% - 4.25%, 7/31/18 - 11/15/40)	201,035	201,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $14,150,306)		14,150,306
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $22,693,737)		22,693,737
NET OTHER ASSETS (LIABILITIES) - 0.2%		48,346
NET ASSETS - 100%		$22,742,083

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$900,313,000 due 7/02/18 at 2.10%
BNP Paribas, S.A.	$50,442
Credit Agricole CIB New York Branch	22,204
HSBC Securities (USA), Inc.	490,222
Merrill Lynch, Pierce, Fenner & Smith, Inc.	32,650
Wells Fargo Securities LLC	304,795
$900,313

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

June 30, 2018

IYT-QTLY-0818
1.9871324.102

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 25.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.7%
Wells Fargo Bank NA
7/5/18 to 8/20/18	2.17 to 2.31 (b)(c)%	$89,000	$89,017
London Branch, Eurodollar, Foreign Banks - 4.0%
Mitsubishi UFJ Trust & Banking Corp.
8/29/18 to 9/5/18	2.35 to 2.36	32,000	31,983
Mizuho Bank Ltd. London Branch
7/27/18 to 9/11/18	2.39 to 2.42	115,000	114,586
Sumitomo Mitsui Trust Bank Ltd. London Branch
8/21/18 to 8/24/18	2.35 to 2.36	55,000	54,949
			201,518
New York Branch, Yankee Dollar, Foreign Banks - 20.0%
Bank of Montreal
7/6/18 to 8/10/18	2.20 to 2.27 (b)(c)	107,000	107,016
Bank of Montreal Chicago CD Program
1/7/19	2.26 (b)(c)	50,000	49,999
Bank of Nova Scotia
7/13/18	2.25 (b)(c)	6,000	6,001
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/12/18	2.36	45,000	45,015
Bayerische Landesbank
7/9/18 to 7/13/18	2.30	89,000	89,007
Landesbank Baden-Wuerttemberg New York Branch
7/3/18 to 7/9/18	2.06	201,000	201,001
Mitsubishi UFJ Trust & Banking Corp.
9/12/18 to 9/24/18	2.31 to 2.35 (b)(c)	38,000	38,008
Royal Bank of Canada
7/10/18 to 10/18/18	2.23 to 2.45 (b)(c)	95,000	95,011
Sumitomo Mitsui Banking Corp.
9/24/18 to 10/5/18	2.24 to 2.34 (b)	175,000	174,986
Sumitomo Mitsui Trust Bank Ltd.
9/28/18	2.33 (b)(c)	45,000	44,997
Svenska Handelsbanken AB
7/2/18 to 9/27/18	2.16 to 2.49 (b)(c)	90,000	90,038
Swedbank AB
7/2/18	1.95	51,000	51,000
Toronto-Dominion Bank
1/18/19	2.45 (b)(c)	32,000	32,003
			1,024,082
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,314,453)			1,314,617

Financial Company Commercial Paper - 30.4%
ASB Finance Ltd. (London)
7/24/18	2.26 (b)(c)	42,000	42,007
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
7/6/18 to 10/5/18	2.00 to 2.43 (d)	41,000	40,864
Bayerische Landesbank
7/2/18 to 7/23/18	2.04 to 2.30	165,600	165,508
BNP Paribas Dublin Branch
7/3/18 to 7/5/18	1.95	63,900	63,885
BPCE SA
8/1/18 to 9/21/18	2.39 to 2.45	177,000	176,375
Canadian Imperial Bank of Commerce
8/15/18 to 1/23/19	2.25 to 2.45 (b)(c)	192,000	192,028
Commonwealth Bank of Australia
7/5/18	2.17 (b)(c)	19,000	19,001
Credit Suisse AG
7/26/18 to 9/17/18	2.34 to 2.50 (b)	245,000	244,241
J.P. Morgan Securities, LLC
10/1/18 to 10/22/18	2.42 to 2.43 (b)(c)	135,000	135,039
Lam Research Corp.
7/11/18	2.29	11,000	10,992
Landesbank Baden-Wurttemberg
7/2/18	2.06	52,000	51,991
Mitsubishi UFJ Trust & Banking Corp.
7/6/18 to 8/8/18	2.00 to 2.34	76,000	75,870
Sumitomo Mitsui Trust Bank Ltd.
7/6/18 to 7/17/18	2.02 to 2.35	34,000	33,981
The Toronto-Dominion Bank
8/17/18 to 10/9/18	2.24 to 2.29 (b)(c)	108,000	108,015
Toyota Motor Credit Corp.
7/9/18 to 10/19/18	2.34 to 2.46 (b)	64,000	64,013
UBS AG London Branch
9/18/18 to 11/5/18	2.45 to 2.48 (b)(c)	130,000	130,043
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,553,626)			1,553,853

Asset Backed Commercial Paper - 0.2%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
8/9/18
(Cost $10,972)	2.32	11,000	10,974

Non-Financial Company Commercial Paper - 6.3%
American Electric Power Co., Inc.
7/2/18 to 8/1/18	2.30 to 2.39	50,500	50,431
Arizona Public Service Co.
7/2/18 to 7/3/18	2.18 to 2.19	13,000	12,997
Bell Canada
7/6/18 to 8/24/18	2.32 to 2.47	22,900	22,850
Dominion Resources, Inc.
7/23/18 to 8/1/18	2.42 to 2.46	19,000	18,967
Duke Energy Corp.
7/5/18 to 7/24/18	2.20 to 2.31	55,850	55,819
ERP Operating LP
7/2/18	2.20	2,000	2,000
Eversource Energy
7/5/18	2.20	4,500	4,498
NBCUniversal Enterprise, Inc.
7/10/18	2.23	5,000	4,997
7/10/18	2.23	3,750	3,747
7/19/18	2.30	9,000	8,988
Rogers Communications, Inc.
7/12/18	2.31	4,000	3,997
7/17/18	2.36	10,000	9,988
7/19/18	2.36	11,000	10,986
7/26/18	2.37	7,000	6,988
Sempra Global
7/11/18	2.47	6,600	6,595
7/23/18	2.51	2,000	1,997
7/31/18	2.37	4,000	3,992
7/5/18	2.47	3,000	2,999
8/15/18	2.51	5,000	4,984
8/16/18	2.50	4,000	3,987
8/2/18	2.42	7,000	6,984
8/6/18	2.42	2,000	1,995
8/7/18	2.42	2,000	1,995
8/7/18	2.42	1,750	1,745
8/8/18	2.42	6,000	5,984
8/9/18	2.42	4,000	3,989
Tyson Foods, Inc.
7/13/18 to 8/13/18	2.31 to 2.35	35,203	35,114
Verizon Communications, Inc.
7/9/18	2.30	14,000	13,991
Virginia Electric & Power Co.
7/24/18 to 7/31/18	2.34 to 2.38	9,750	9,734
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $323,375)			323,338

U.S. Treasury Debt - 1.5%
U.S. Treasury Obligations - 1.5%
U.S. Treasury Bills
9/6/18 to 9/20/18
(Cost $74,697)	1.91 to 1.93	75,000	74,705

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
7/6/18
(Cost $70,000)	2.34 (b)(c)	70,000	70,000

U.S. Government Agency Debt - 1.0%
Federal Agencies - 1.0%
Federal Home Loan Bank
8/1/18
(Cost $49,918)	1.90	50,000	49,920

Non-Negotiable Time Deposit - 5.4%
Time Deposits - 5.4%
Bank of Montreal London Branch
7/3/18	2.00	97,000	97,000
BNP Paribas
7/2/18	1.95	51,000	51,000
Credit Agricole CIB
7/2/18 to 7/5/18	2.03	129,000	129,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $277,000)			277,000

Interfund Loans - 0.4%
With:
Fidelity Select Consumer Staples Portfolio, at 2.26% due 7/2/18(e)		4,986	4,986
Fidelity SAI Small-Mid Cap 500 Index Fund, at 2.26% due 7/2/18(e)		16,127	16,127
TOTAL INTERFUND LOANS
(Cost $21,113)			21,113

U.S. Government Agency Repurchase Agreement - 10.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.12% dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations) #	$264,359	$264,312
With:
Barclays Bank PLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $9,181,614, 3.50% - 6.00%, 5/1/25 - 2/1/48)	9,002	9,000
Citibank NA at 2%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $18,445,663, 1.38% - 3.50%, 9/30/19 - 8/15/47)	18,007	18,000
HSBC Securities, Inc. at 1.96%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $42,232,692, 0.00%, 11/15/46)	41,016	41,000
MUFG Securities (Canada), Ltd. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $1,020,181, 1.25% - 3.50%, 7/31/23 - 5/20/48)	1,000	1,000
Nomura Securities International, Inc. at 1.98%, dated 6/26/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $71,424,006, 0.00% - 5.00%, 10/31/18 - 7/1/56)	70,027	70,000
Societe Generale at 1.97%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $33,669,312, 1.25% - 3.63%, 12/15/18 - 8/15/47)	33,011	33,000
Sumitomo Mitsui Banking Corp. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Government Obligations valued at $91,816,142, 4.00%, 9/20/44)	90,016	90,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $526,312)		526,312

U.S. Treasury Repurchase Agreement - 11.4%
With:
Commerz Markets LLC at:
2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,790, 1.25% - 6.75%, 10/31/19 - 2/15/46)	8,003	8,000
6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,358, 1.25% - 1.38%, 10/31/19 - 6/30/23)	8,003	8,000
2.04%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $15,303,513, 2.88%, 5/31/25)	15,006	15,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $65,291,615, 1.25% - 2.88%, 10/31/19 - 5/15/28)	64,011	64,000
Deutsche Bank AG at:
2%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $4,080,920, 0.00% - 1.63%, 10/25/18 - 4/30/19)	4,002	4,000
2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $33,666,035, 0.00% - 8.13%, 10/25/18 - 6/30/22)	33,006	33,000
Deutsche Bank Securities, Inc. at 2%, dated:
6/26/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $8,162,762, 9.00%, 11/15/18)	8,003	8,000
6/28/18 due 7/5/18 (Collateralized by U.S. Treasury Obligations valued at $8,161,906, 1.75% - 9.00%, 11/15/18 - 3/31/22)	8,003	8,000
Fixed Income Clearing Corp. - BNYM at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $232,560,037, 1.25% - 2.13%, 4/30/19 - 8/31/20)	228,040	228,000
HSBC Securities, Inc. at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $8,223,107, 1.50%, 1/31/22)	8,001	8,000
ING Financial Markets LLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $2,043,418, 1.38%, 1/15/20)	2,000	2,000
MUFG Securities EMEA PLC at 2.12%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $4,104,783, 2.75%, 4/30/25)	4,001	4,000
Natixis SA at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $8,161,479, 2.63%, 5/15/21)	8,001	8,000
Nomura Securities International, Inc. at 1.96%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Treasury Obligations valued at $79,581,690, 0.00% - 8.50%, 9/20/18 - 11/15/26)	78,025	78,000
SMBC Nikko Securities America, Inc. at 2.13%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $57,080,418, 1.38% - 2.63%, 6/30/23 - 3/31/25)	56,010	56,000
Sumitomo Mitsui Banking Corp. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $53,049,344, 1.63%, 11/30/20)	52,009	52,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $584,000)		584,000

Other Repurchase Agreement - 5.7%
Other Repurchase Agreement - 5.7%
With:
Citigroup Global Markets, Inc. at:
2.6%, dated 6/14/18 due 8/13/18 (Collateralized by Equity Securities valued at $22,709,487)	21,091	21,000
2.9%, dated 5/21/18 due 8/20/18 (Collateralized by U.S. Treasury Obligations valued at $27,633,227, 1.63% - 1.88%, 1/31/22 - 10/31/23)	27,198	26,998
HSBC Securities, Inc. at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $7,352,897, 4.05%, 5/4/47)	7,001	7,000
ING Financial Markets LLC at 2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $5,401,661, 5.00% - 10.00%, 5/1/23 - 3/1/78)	5,001	5,000
J.P. Morgan Securities, LLC at 2.11%, dated 6/28/18 due 7/5/18 (Collateralized by U.S. Government Obligations valued at $35,022,146, 3.43% - 4.69%, 10/15/33 - 12/15/47)	34,014	34,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.11%, dated 6/27/18 due 7/3/18 (Collateralized by U.S. Government Obligations valued at $34,690,163, 4.00%, 8/1/47)	34,012	34,000
2.17%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $7,565,469)	7,005	7,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.1%, dated 6/29/18 due 7/2/18 (Collateralized by U.S. Treasury Obligations valued at $33,665,960, 2.00%, 2/15/22)	33,006	33,000
Mizuho Securities U.S.A., Inc. at:
2.15%, dated 6/20/18 due 7/3/18 (Collateralized by Equity Securities valued at $10,807,768)	10,008	10,000
2.16%, dated:
6/21/18 due 7/5/18 (Collateralized by Equity Securities valued at $7,565,077)	7,006	7,000
6/25/18 due 7/6/18 (Collateralized by Equity Securities valued at $10,804,618)	10,008	10,000
2.26%, dated 6/29/18 due 7/6/18 (Collateralized by U.S. Government Obligations valued at $3,090,583, 5.00%, 11/15/45)	3,003	3,000
RBC Capital Markets Co. at 2.48%, dated 5/8/18 due 7/9/18 (Collateralized by Municipal Bond Obligations valued at $24,581,107, 5.00%, 11/1/33 - 10/1/40)	23,098	23,000
Societe Generale at:
2.19%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $44,275,549, 2.13% - 12.50%, 7/27/18 - 1/1/49)	41,007	41,000
2.35%, dated 6/28/18 due 7/31/18 (Collateralized by Corporate Obligations valued at $22,532,832, 3.00% - 11.13%, 3/1/20 - 9/14/77)	21,045	21,000
Wells Fargo Securities, LLC at 2.11%, dated 6/29/18 due 7/2/18 (Collateralized by Corporate Obligations valued at $7,561,330, 1.25%, 12/15/23)	7,001	7,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $290,002)		289,998
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $5,095,468)		5,095,830
NET OTHER ASSETS (LIABILITIES) - 0.3%		16,815
NET ASSETS - 100%		$5,112,645

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,864,000 or 0.8% of net assets.

 (e) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$264,312,000 due 7/2/18 at 2.12%
BNP Paribas, S.A.	$33,788
BNY Mellon Capital Markets LLC	5,924
Bank of America NA	40,197
Canadian Imperial Bk Commerce	2,799
Citibank NA	25,171
Credit Agricole CIB New York Branch	21,935
HSBC Securities (USA), Inc.	4,799
ING Financial Markets LLC	7,405
J.P. Morgan Securities, Inc.	29,370
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,703
Mizuho Securities USA, Inc.	22,957
RBC Dominion Securities, Inc.	19,624
Wells Fargo Securities LLC	46,640
$264,312

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018